UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22148

Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2019 is set forth below.

Schedule of Investments(a)

Invesco Active U.S. Real Estate ETF (PSR)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 3.4%
10,841	Empire State Realty Trust, Inc., Class A	$167,602
6,149	Liberty Property Trust	289,864
5,251	STORE Capital Corp.	169,712
38,221	VEREIT, Inc.	308,826
8,376	Washington Real Estate Investment Trust	212,331

		1,148,335

	Health Care - 8.6%
20,541	HCP, Inc.	647,863
6,684	Healthcare Realty Trust, Inc.	215,826
3,355	National Health Investors, Inc.	279,337
8,216	Physicians Realty Trust	148,792
10,884	Ventas, Inc.	701,909
11,852	Welltower, Inc.	918,412

		2,912,139

	Hotel & Resort - 5.6%
9,066	Apple Hospitality REIT, Inc.	148,773
14,054	DiamondRock Hospitality Co.	142,789
34,569	Host Hotels & Resorts, Inc.	624,316
12,842	Park Hotels & Resorts, Inc.	386,159
3,995	Ryman Hospitality Properties, Inc.	320,998
4,332	Sunstone Hotel Investors, Inc.	61,947
11,936	Xenia Hotels & Resorts, Inc.	224,039

		1,909,021

	Industrial - 7.4%
14,065	Duke Realty Corp.	411,261
2,603	EastGroup Properties, Inc.	269,306
4,613	Monmouth Real Estate Investment Corp.	63,383
19,773	Prologis, Inc.	1,367,501
5,529	Rexford Industrial Realty, Inc.	185,774
5,478	Terreno Realty Corp.	220,982

		2,518,207

	Office - 11.8%
4,275	Alexandria Real Estate Equities, Inc.	563,060
6,175	Boston Properties, Inc.	814,297
10,019	City Office REIT, Inc.	115,820
5,558	Columbia Property Trust, Inc.	122,665
3,878	Corporate Office Properties Trust	95,748
19,862	Cousins Properties, Inc.	175,779
7,683	Douglas Emmett, Inc.	290,648
6,087	Highwoods Properties, Inc.	269,776
4,022	Hudson Pacific Properties, Inc.	130,594
3,303	Kilroy Realty Corp.	232,729
6,942	Paramount Group, Inc.	100,520
11,147	Piedmont Office Realty Trust, Inc., Class A	215,806
4,595	SL Green Realty Corp.	424,716
6,081	Vornado Realty Trust	425,123

		3,977,281

	Residential - 16.4%
2,925	American Campus Communities, Inc.	134,609
10,375	American Homes 4 Rent, Class A	229,391
6,992	Apartment Investment & Management Co., Class A	346,244
5,007	AvalonBay Communities, Inc.	965,950
3,708	Camden Property Trust	359,491
7,588	Clipper Realty, Inc.	98,265
3,251	Equity LifeStyle Properties, Inc.	344,216
13,623	Equity Residential	988,485
2,682	Essex Property Trust, Inc.	727,358

4,611	Mid-America Apartment Communities, Inc.	$467,002
3,708	NexPoint Residential Trust, Inc.	138,716
2,829	Sun Communities, Inc.	310,935
9,616	UDR, Inc.	420,700

		5,531,362

	Retail - 14.5%
1,588	Agree Realty Corp.	104,856
3,783	Federal Realty Investment Trust	501,512
1,439	Macerich Co. (The)	66,424
8,226	National Retail Properties, Inc.	433,593
9,548	Realty Income Corp.	655,852
6,262	Regency Centers Corp.	407,030
4,185	Retail Opportunity Investments Corp.	73,530
11,212	Simon Property Group, Inc.	2,041,929
6,458	Spirit Realty Capital, Inc.	256,512
4,452	Taubman Centers, Inc.	221,710
5,211	Weingarten Realty Investors	149,504

		4,912,452

	Specialized - 32.3%
13,740	American Tower Corp.	2,374,822
10,055	CatchMark Timber Trust, Inc., Class A	92,405
1,533	CoreSite Realty Corp.	151,445
12,158	Crown Castle International Corp.	1,423,215
8,774	CubeSmart	271,555
5,965	Digital Realty Trust, Inc.	646,248
6,061	EPR Properties	442,817
1,953	Equinix, Inc.	769,482
5,286	Extra Space Storage, Inc.	521,252
7,839	Gaming and Leisure Properties, Inc.	293,963
8,528	Iron Mountain, Inc.	317,242
6,008	Lamar Advertising Co., Class A	447,296
2,911	Life Storage, Inc.	286,064
7,828	National Storage Affiliates Trust	227,795
4,810	Public Storage	1,022,221
9,730	Rayonier, Inc.	296,181
3,849	SBA Communications Corp.(b)	702,558
24,369	Weyerhaeuser Co.	639,443

		10,926,004

	Total Real Estate Investment Trusts (Cost $30,410,111)	33,834,801

	Money Market Fund - 0.0%
4,649	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $4,649)	4,649

	Total Investments in Securities (Cost $30,414,760)-100.0%	33,839,450
	Other assets less liabilities-0.0%	4,528

	Net Assets-100.0%	$33,843,978

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 99.8%(a)
5,797	Invesco 1-30 Laddered Treasury ETF	$186,258
3,531	Invesco Emerging Markets Sovereign Debt ETF	97,244
5,788	Invesco FTSE RAFI Developed Markets ex- US ETF	232,967
2,326	Invesco FTSE RAFI Emerging Markets ETF	50,916
3,353	Invesco FTSE RAFI US 1000 ETF	368,662
1,576	Invesco FTSE RAFI US 1500 Small-Mid ETF	198,277
5,215	Invesco Fundamental High Yield® Corporate Bond ETF	96,112
9,442	Invesco Fundamental Investment Grade Corporate Bond ETF(b)	236,428
6,454	Invesco Russell Top 200 Pure Growth ETF	322,506
3,968	Invesco S&P 500® Low Volatility ETF	197,051
1,987	Invesco S&P Emerging Markets Low Volatility ETF	48,522
5,483	Invesco S&P International Developed Low Volatility ETF	175,072
1,200	Invesco S&P MidCap Low Volatility ETF	57,144
2,131	Invesco Senior Loan ETF(b)	47,820
13,258	Invesco Variable Rate Investment Grade ETF	328,666

	Total Exchange-Traded Funds (Cost $2,603,599)	2,643,645

	Money Market Fund - 0.2%
4,495	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $4,495)	4,495

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,608,094) 100.0%	2,648,140

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.6%
202,193	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $202,193)	202,193

	Total Investments in Securities (Cost $2,810,287)-107.6%	2,850,333
	Other assets less liabilities-(7.6)%	(201,284)

	Net Assets - 100.0%	$2,649,049

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$201,793	$—	$(25,478)	$10,237	$(294)	$186,258	$1,058
Invesco Emerging Markets Sovereign Debt ETF	99,961	753	(8,501)	5,928	(897)	97,244	1,324
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	225,847	6,054	(689)	1,936	(181)	232,967	1,748
Invesco FTSE RAFI Emerging Markets ETF	48,172	—	(1,545)	4,407	(118)	50,916	221
Invesco FTSE RAFI US 1000 ETF	344,417	26,244	—	(1,999)	—	368,662	2,037
Invesco FTSE RAFI US 1500 Small-Mid ETF	181,245	18,087	—	(1,055)	—	198,277	748
Invesco Fundamental High Yield® Corporate Bond ETF	99,026	955	(4,831)	1,353	(391)	96,112	1,084
Invesco Fundamental Investment Grade Corporate Bond ETF	251,708	—	(20,481)	5,921	(720)	236,428	1,864
Invesco Russell Top 200 Pure Growth ETF	294,065	20,110	—	8,331	—	322,506	1,090
Invesco S&P 500® Low Volatility ETF	191,720	4,228	(6,001)	6,960	144	197,051	1,070
Invesco S&P Emerging Markets Low Volatility ETF	48,162	293	(2,736)	3,223	(420)	48,522	1,064
Invesco S&P International Developed Low Volatility ETF	173,409	—	(4,896)	7,011	(452)	175,072	1,802
Invesco S&P MidCap Low Volatility ETF	54,713	1,930	(1,391)	1,897	(5)	57,144	353
Invesco Senior Loan ETF	50,208	342	(1,429)	(1,193)	(108)	47,820	693
Invesco Variable Rate Investment Grade ETF	355,959	—	(23,837)	(2,913)	(543)	328,666	2,837

Total Investments in Affiliates	$2,620,405	$78,996	$(101,815)	$50,044	$(3,985)	$2,643,645	$18,993

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 99.7%(a)
26,708	Invesco 1-30 Laddered Treasury ETF	$858,128
29,502	Invesco Emerging Markets Sovereign Debt ETF	812,485
9,856	Invesco FTSE RAFI Developed Markets ex-US ETF	396,704
8,041	Invesco FTSE RAFI US 1000 ETF(b)	884,108
64,339	Invesco Fundamental High Yield® Corporate Bond ETF	1,185,768
84,425	Invesco Fundamental Investment Grade Corporate Bond ETF	2,114,002
77,726	Invesco Preferred ETF	1,105,264
39,468	Invesco PureBetaSM 0-5 Yr US TIPS ETF(b)	969,531
16,060	Invesco Russell Top 200 Pure Growth ETF	802,518
10,769	Invesco S&P 500® Low Volatility ETF(b)	534,789
10,065	Invesco S&P International Developed Low Volatility ETF	321,375
52,096	Invesco Senior Loan ETF(b)	1,169,034
107,349	Invesco Variable Rate Investment Grade ETF	2,661,182

	Total Exchange-Traded Funds (Cost $13,401,695)	13,814,888

	Money Market Fund - 0.3%
45,280	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $45,280)	45,280

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $13,446,975) 100.0%	13,860,168

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 12.0%
1,660,131	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $1,660,131)	1,660,131

	Total Investments in Securities (Cost $15,107,106) - 112.0%	15,520,299
	Other assets less liabilities - (12.0)%	(1,657,738)

	Net Assets - 100.0%	$13,862,561

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$80,460	$780,602	$(6,449)	$3,605	$(90)	$858,128	$1,845
Invesco Emerging Markets Sovereign Debt ETF	72,718	709,390	(3,479)	34,223	(367)	812,485	4,075
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	33,823	337,609	—	25,272	—	396,704	262
Invesco FTSE RAFI US 1000 ETF	73,525	751,997	—	58,586	—	884,108	436
Invesco Fundamental High Yield® Corporate Bond ETF	106,947	1,034,068	(1,523)	46,399	(123)	1,185,768	4,987
Invesco Fundamental Investment Grade Corporate Bond ETF	195,700	1,890,982	(7,746)	35,350	(284)	2,114,002	6,382
Invesco Preferred ETF	98,266	962,389	—	44,609	—	1,105,264	6,192
Invesco PureBetaSM 0-5 Yr US TIPS ETF	90,992	874,396	(3,131)	7,347	(73)	969,531	288
Invesco Russell Top 200 Pure Growth ETF	64,494	670,793	—	67,231	—	802,518	240
Invesco S&P 500® Low Volatility ETF	46,694	451,354	(1,438)	38,064	115	534,789	1,169
Invesco S&P International Developed Low Volatility ETF	27,718	273,776	(188)	20,081	(12)	321,375	291
Invesco Senior Loan ETF	107,549	1,035,732	—	25,753	—	1,169,034	5,854
Invesco Variable Rate Investment Grade ETF	250,050	2,404,642	(5,803)	12,428	(135)	2,661,182	8,764

Total Investments in Affiliates	$1,248,936	$12,177,730	$(29,757)	$418,948	$(969)	$13,814,888	$40,785

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Growth Multi-Asset Allocation ETF (PSMG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 99.9%(a)
6,267	Invesco 1-30 Laddered Treasury ETF	$201,359
1,627	Invesco Emerging Markets Sovereign Debt ETF	44,808
11,437	Invesco FTSE RAFI Developed Markets ex-US ETF	460,339
5,834	Invesco FTSE RAFI Emerging Markets ETF	127,706
6,154	Invesco FTSE RAFI US 1000 ETF	676,632
2,682	Invesco FTSE RAFI US 1500 Small-Mid ETF	337,422
8,994	Invesco Fundamental Investment Grade Corporate Bond ETF	225,210
12,741	Invesco Russell Top 200 Pure Growth ETF	636,668
7,693	Invesco S&P 500® Low Volatility ETF	382,034
4,665	Invesco S&P Emerging Markets Low Volatility ETF	113,919
11,730	Invesco S&P International Developed Low Volatility ETF	374,539
2,260	Invesco S&P MidCap Low Volatility ETF	107,621
2,705	Invesco S&P SmallCap Low Volatility ETF(b)	125,242
11,250	Invesco Variable Rate Investment Grade ETF	278,888

	Total Exchange-Traded Funds (Cost $3,992,084)	4,092,387

	Money Market Fund - 0.1%
5,087	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $5,087)	5,087

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $3,997,171) - 100.0%	4,097,474

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.8%
114,401	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $114,401)	114,401

	Total Investments in Securities (Cost $4,111,572) - 102.8%	4,211,875
	Other assets less liabilities - (2.8)%	(113,041)

	Net Assets - 100.0%	$4,098,834

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$147,256	$74,876	$(29,438)	$8,938	$(273)	$201,359	$1,013
Invesco Emerging Markets Sovereign Debt ETF	31,030	16,134	(4,603)	2,732	(485)	44,808	548
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	301,609	153,360	(2,358)	8,210	(482)	460,339	3,507
Invesco FTSE RAFI Emerging Markets ETF	82,584	40,682	(6,183)	11,231	(608)	127,706	562
Invesco FTSE RAFI US 1000 ETF	428,875	246,475	—	1,282	—	676,632	3,798
Invesco FTSE RAFI US 1500 Small-Mid ETF	210,106	126,474	(1,178)	2,411	(391)	337,422	1,295
Invesco Fundamental Investment Grade Corporate Bond ETF	161,977	81,040	(22,566)	5,550	(791)	225,210	1,586
Invesco Russell Top 200 Pure Growth ETF	393,915	223,136	(1,514)	21,507	(376)	636,668	2,190
Invesco S&P 500® Low Volatility ETF	251,036	129,634	(8,857)	10,110	111	382,034	1,865
Invesco S&P Emerging Markets Low Volatility ETF	76,682	38,850	(7,569)	7,115	(1,159)	113,919	2,532
Invesco S&P International Developed Low Volatility ETF	250,449	124,540	(13,098)	14,262	(1,614)	374,539	3,923
Invesco S&P MidCap Low Volatility ETF	69,916	37,063	(1,919)	2,553	8	107,621	675
Invesco S&P SmallCap Low Volatility ETF	80,833	44,548	(1,654)	1,602	(87)	125,242	1,346
Invesco Variable Rate Investment Grade ETF	203,913	101,336	(24,373)	(1,427)	(561)	278,888	2,166

Total Investments in Affiliates	$2,690,181	$1,438,148	$(125,310)	$96,076	$(6,708)	$4,092,387	$27,006

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Moderately Conservative Multi-Asset

Allocation ETF (PSMM)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 99.8%(a)
7,623	Invesco 1-30 Laddered Treasury ETF	$244,927
8,038	Invesco Emerging Markets Sovereign Debt ETF	221,366
6,554	Invesco FTSE RAFI Developed Markets ex-US ETF	263,798
3,679	Invesco FTSE RAFI US 1000 ETF	404,506
1,073	Invesco FTSE RAFI US 1500 Small-Mid ETF(b)	134,994
15,014	Invesco Fundamental High Yield® Corporate Bond ETF	276,708
17,192	Invesco Fundamental Investment Grade Corporate Bond ETF	430,488
15,971	Invesco Preferred ETF	227,108
7,994	Invesco PureBetaSM 0-5 Yr US TIPS ETF(b)	196,373
7,138	Invesco Russell Top 200 Pure Growth ETF(b)	356,686
4,210	Invesco S&P 500® Low Volatility ETF(b)	209,068
6,678	Invesco S&P International Developed Low Volatility ETF	213,228
1,193	Invesco S&P MidCap Low Volatility ETF	56,811
8,193	Invesco Senior Loan ETF(b)	183,851
18,529	Invesco Variable Rate Investment Grade ETF	459,334

	Total Exchange-Traded Funds (Cost $3,800,940)	3,879,246

	Money Market Fund - 0.2%
8,820	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $8,820)	8,820

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $3,809,760) - 100.0%	3,888,066

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.5%
409,227	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $409,227)	409,227

	Total Investments in Securities (Cost $4,218,987) - 110.5%	4,297,293
	Other assets less liabilities - (10.5)%	(407,320)

	Net Assets - 100.0%	$3,889,973

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$86,330	$174,187	$(25,558)	$10,242	$(274)	$244,927	$1,203
Invesco Emerging Markets Sovereign Debt ETF	73,894	149,996	(14,020)	12,990	(1,494)	221,366	2,640
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	83,158	176,675	—	3,965	—	263,798	1,932
Invesco FTSE RAFI US 1000 ETF	123,173	282,231	—	(898)	—	404,506	2,187
Invesco FTSE RAFI US 1500 Small-Mid ETF	40,277	94,205	—	512	—	134,994	498
Invesco Fundamental High Yield® Corporate Bond ETF	92,962	187,164	(7,910)	5,133	(641)	276,708	2,755
Invesco Fundamental Investment Grade Corporate Bond ETF	149,169	297,630	(25,946)	10,545	(910)	430,488	2,960
Invesco Preferred ETF	74,912	147,411	(1,635)	6,616	(196)	227,108	2,959
Invesco PureBetaSM 0-5 Yr US TIPS ETF	68,813	137,373	(10,290)	718	(241)	196,373	653
Invesco Russell Top 200 Pure Growth ETF	105,775	241,358	—	9,553	—	356,686	1,180
Invesco S&P 500® Low Volatility ETF	66,322	143,614	(4,215)	3,330	17	209,068	998
Invesco S&P International Developed Low Volatility ETF	68,866	141,230	(2,603)	5,906	(171)	213,228	2,146
Invesco S&P MidCap Low Volatility ETF	17,698	39,250	(863)	723	3	56,811	343
Invesco Senior Loan ETF	62,817	125,921	(1,299)	(3,489)	(99)	183,851	2,389
Invesco Variable Rate Investment Grade ETF	161,829	322,355	(21,448)	(2,910)	(492)	459,334	3,482

Total Investments in Affiliates	$1,275,995	$2,660,600	$(115,787)	$62,936	$(4,498)	$3,879,246	$28,325

(b)	All or a portion of this security was out on loan at January 31, 2019.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Multi-Strategy Alternative ETF (LALT)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 43.9%
	Communication Services - 2.3%
765	AT&T, Inc.	$22,996
636	Discovery, Inc., Class A(b)	18,050
1,438	Discovery, Inc., Class C(b)	38,323
856	DISH Network Corp., Class A(b)	26,254
396	TripAdvisor, Inc.(b)	22,722
212	Walt Disney Co. (The)	23,642

		151,987

	Consumer Discretionary - 7.1%
644	D.R. Horton, Inc.	24,762
890	Foot Locker, Inc.	49,742
2,908	Ford Motor Co.	25,590
877	Gap, Inc. (The)	22,311
1,114	Goodyear Tire & Rubber Co. (The)	23,606
682	Harley-Davidson, Inc.	25,138
340	Kohl’s Corp.	23,355
874	L Brands, Inc.	24,332
638	Leggett & Platt, Inc.	26,132
2,014	Macy’s, Inc.	52,968
1,238	Newell Brands, Inc.	26,258
442	Ralph Lauren Corp.	51,334
484	Tractor Supply Co.	41,334
713	Under Armour, Inc., Class A(b)	14,788
210	Whirlpool Corp.	27,932

		459,582

	Consumer Staples - 2.7%
762	Campbell Soup Co.	26,998
1,049	Conagra Brands, Inc.	22,700
239	JM Smucker Co. (The)	25,066
522	Kraft Heinz Co. (The)	25,087
391	Molson Coors Brewing Co., Class B	26,045
415	Tyson Foods, Inc., Class A	25,697
336	Walgreens Boots Alliance, Inc.	24,279

		175,872

	Energy - 2.6%
1,701	Cabot Oil & Gas Corp.	42,440
208	Chevron Corp.	23,847
329	Exxon Mobil Corp.	24,109
470	Helmerich & Payne, Inc.	26,315
1,141	TechnipFMC PLC (United Kingdom)	26,198
304	Valero Energy Corp.	26,697

		169,606

	Financials - 1.3%
215	Affiliated Managers Group, Inc.	22,564
520	Brighthouse Financial, Inc.(b)	19,417
448	Cboe Global Markets, Inc.	41,785

		83,766

	Health Care - 2.9%
173	ABIOMED, Inc.(b)	60,735
73	Biogen, Inc.(b)	24,366
890	DENTSPLY SIRONA, Inc.	37,336
483	Perrigo Co. PLC	22,435
348	Universal Health Services, Inc., Class B	46,120

		190,992

	Industrials - 7.7%
1,737	Arconic, Inc.	32,690
173	Cummins, Inc.	25,450
496	Delta Air Lines, Inc.	24,517
339	Eaton Corp. PLC	25,849
476	Equifax, Inc.	50,942

533	Flowserve Corp.	$23,473
699	Fluor Corp.	25,562
1,253	Fortive Corp.	93,963
177	Huntington Ingalls Industries, Inc.	36,542
754	Johnson Controls International PLC	25,463
1,375	Nielsen Holdings PLC	35,310
400	PACCAR, Inc.	26,208
618	Quanta Services, Inc.	21,840
496	Southwest Airlines Co.	28,153
282	United Continental Holdings, Inc.(b)	24,610

		500,572

	Information Technology - 6.5%
236	F5 Networks, Inc.(b)	37,984
508	Intel Corp.	23,937
200	International Business Machines Corp.	26,884
870	Juniper Networks, Inc.	22,568
171	Lam Research Corp.	28,998
729	Micron Technology, Inc.(b)	27,862
509	Qorvo, Inc.(b)	33,268
1,044	Seagate Technology PLC	46,228
312	TE Connectivity Ltd.	25,257
411	VeriSign, Inc.(b)	69,570
634	Western Digital Corp.	28,524
1,958	Xerox Corp.	55,235

		426,315

	Materials - 4.0%
915	CF Industries Holdings, Inc.	39,940
316	Eastman Chemical Co.	25,476
521	FMC Corp.	41,576
441	Nucor Corp.	27,007
273	Packaging Corp. of America	25,749
642	Sealed Air Corp.	25,359
522	Vulcan Materials Co.	53,061
591	WestRock Co.	24,060

		262,228

	Real Estate - 2.9%
605	Apartment Investment & Management Co., Class A REIT	29,960
1,555	Kimco Realty Corp. REIT	26,450
442	SBA Communications Corp. REIT(b)	80,678
390	Ventas, Inc. REIT	25,151
1,016	Weyerhaeuser Co. REIT	26,660

		188,899

	Utilities - 3.9%
1,025	Evergy, Inc.	58,753
1,817	FirstEnergy Corp.	71,227
1,052	Sempra Energy	123,063

		253,043

	Total Common Stocks & Other Equity Interests (Cost $2,897,979)	2,862,862

	Money Market Fund - 52.3%
3,415,450	Invesco Treasury Portfolio - Institutional Class, 2.29%(c) (Cost $3,415,450)	3,415,450

	Total Investments in Securities (Cost $6,313,429) - 96.2%	6,278,312
	Other assets less liabilities - 3.8%	246,549

	Net Assets - 100.0%	$6,524,861

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Forward Foreign Currency Contracts Table

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Unrealized Appreciation (Depreciation)
Currency Risk
2/21/2019	Morgan Stanley	USD	226,300	AUD	314,834	$3,338
2/21/2019	Morgan Stanley	USD	251,300	CAD	332,706	2,151
2/21/2019	Morgan Stanley	USD	270,800	GBP	209,497	5,058
2/21/2019	Morgan Stanley	USD	229,800	JPY	25,140,068	1,554
2/21/2019	Morgan Stanley	USD	674,500	NZD	996,537	17,012
2/21/2019	Morgan Stanley	SEK	1,776,353	USD	197,700	1,055

Subtotal-Appreciation						$30,168

Currency Risk
2/21/2019	Morgan Stanley	CHF	588,841	USD	593,100	(1,526)
2/21/2019	Morgan Stanley	EUR	755,451	USD	860,800	(7,475)
2/21/2019	Morgan Stanley	NOK	9,385	USD	1,100	(15)

Subtotal-Depreciation						(9,016)

Total Forward Foreign Currency Contracts						$21,152

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index (VIX) Futures	8	May-2019	$145,000	$(5,620)	$(5,620)

Subtotal-Long Futures Contracts				(5,620)	(5,620)

Short Futures Contracts
Equity Risk
S&P 500 E-Mini Futures	21	March-2019	(2,839,725)	(64,123)	(64,123)
CBOE Volatility Index (VIX) Futures	4	March-2019	(71,100)	4,570	4,570

Subtotal				(59,553)	(59,553)

Interest Rate Risk
Eurodollar Futures	46	December-2019	(11,199,850)	(38,625)	(38,625)

Subtotal				(38,625)	(38,625)

Subtotal-Short Futures Contracts				(98,178)	(98,178)

Total Futures Contracts				$(103,798)	$(103,798)

Schedule of Investments(a)

Invesco S&P 500® Downside Hedged ETF (PHDG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 75.9%
	Communication Services - 7.9%
823	Activision Blizzard, Inc.	$38,878
328	Alphabet, Inc., Class A(b)	369,292
334	Alphabet, Inc., Class C(b)	372,868
7,876	AT&T, Inc.	236,752
363	CBS Corp., Class B	17,954
1,030	CenturyLink, Inc.	15,780
192	Charter Communications, Inc., Class A(b)	63,562
4,916	Comcast Corp., Class A	179,778
143	Discovery, Inc., Class A(b)	4,058
354	Discovery, Inc., Class C(b)	9,434
222	DISH Network Corp., Class A(b)	6,809
330	Electronic Arts, Inc.(b)	30,439
2,598	Facebook, Inc., Class A(b)	433,061
378	Interpublic Group of Cos., Inc. (The)	8,599
475	Netflix, Inc.(b)	161,262
353	News Corp., Class A	4,529
115	News Corp., Class B	1,487
242	Omnicom Group, Inc.	18,847
122	Take-Two Interactive Software, Inc.(b)	12,877
99	TripAdvisor, Inc.(b)	5,681
1,147	Twenty-First Century Fox, Inc., Class A	56,559
527	Twenty-First Century Fox, Inc., Class B	25,855
786	Twitter, Inc.(b)	26,378
4,470	Verizon Communications, Inc.	246,118
343	Viacom, Inc., Class B	10,091
1,611	Walt Disney Co. (The)	179,659

		2,536,607

	Consumer Discretionary - 7.7%
76	Advance Auto Parts, Inc.	12,099
448	Amazon.com, Inc.(b)	769,991
286	Aptiv PLC	22,631
26	AutoZone, Inc.(b)	22,031
257	Best Buy Co., Inc.	15,225
49	Booking Holdings, Inc.(b)	89,808
208	BorgWarner, Inc.	8,507
146	Capri Holdings, Ltd.(b)	6,202
170	CarMax, Inc.(b)	9,993
433	Carnival Corp.	24,932
26	Chipotle Mexican Grill, Inc.(b)	13,770
367	D.R. Horton, Inc.	14,111
137	Darden Restaurants, Inc.	14,375
286	Dollar General Corp.	33,013
260	Dollar Tree, Inc.(b)	25,176
981	eBay, Inc.(b)	33,011
125	Expedia Group, Inc.	14,906
115	Foot Locker, Inc.	6,427
4,228	Ford Motor Co.	37,206
211	Gap, Inc. (The)	5,368
119	Garmin Ltd.	8,232
1,419	General Motors Co.	55,369
162	Genuine Parts Co.	16,171
213	Goodyear Tire & Rubber Co. (The)	4,514
198	H&R Block, Inc.	4,671
355	Hanesbrands, Inc.	5,322
162	Harley-Davidson, Inc.	5,971
116	Hasbro, Inc.	10,505
318	Hilton Worldwide Holdings, Inc.	23,685
1,223	Home Depot, Inc. (The)	224,457
175	Kohl’s Corp.	12,021
221	L Brands, Inc.	6,153

125	Leggett & Platt, Inc.	$5,120
315	Lennar Corp., Class A	14,937
311	LKQ Corp.(b)	8,154
867	Lowe’s Cos., Inc.	83,371
304	Macy’s, Inc.	7,995
309	Marriott International, Inc., Class A	35,390
314	Mattel, Inc.(b)(c)	3,718
836	McDonald’s Corp.	149,460
545	MGM Resorts International	16,045
65	Mohawk Industries, Inc.(b)	8,371
424	Newell Brands, Inc.	8,993
1,375	NIKE, Inc., Class B	112,585
102	Nordstrom, Inc.	4,734
239	Norwegian Cruise Line Holdings Ltd.(b)	12,292
90	O’Reilly Automotive, Inc.(b)	31,019
256	PulteGroup, Inc.	7,119
73	PVH Corp.	7,965
52	Ralph Lauren Corp.	6,039
406	Ross Stores, Inc.	37,401
188	Royal Caribbean Cruises Ltd.	22,569
1,343	Starbucks Corp.	91,512
313	Tapestry, Inc.	12,116
568	Target Corp.	41,464
103	Tiffany & Co.	9,139
1,341	TJX Cos., Inc. (The)	66,688
120	Tractor Supply Co.	10,248
65	Ulta Beauty, Inc.(b)	18,975
170	Under Armour, Inc., Class A(b)	3,526
174	Under Armour, Inc., Class C(b)	3,296
355	VF Corp.	29,880
65	Whirlpool Corp.	8,646
102	Wynn Resorts Ltd.	12,547
338	Yum! Brands, Inc.	31,765

		2,478,932

	Consumer Staples - 5.5%
2,036	Altria Group, Inc.	100,477
604	Archer-Daniels-Midland Co.	27,120
164	Brown-Forman Corp., Class B	7,749
189	Campbell Soup Co.	6,696
266	Church & Dwight Co., Inc.	17,186
140	Clorox Co. (The)	20,773
4,149	Coca-Cola Co. (The)	199,691
938	Colgate-Palmolive Co.	60,670
476	Conagra Brands, Inc.	10,301
175	Constellation Brands, Inc., Class A	30,390
476	Costco Wholesale Corp.	102,164
410	Coty, Inc., Class A	3,182
239	Estee Lauder Cos., Inc. (The), Class A	32,604
646	General Mills, Inc.	28,708
149	Hershey Co. (The)	15,809
293	Hormel Foods Corp.	12,400
122	JM Smucker Co. (The)	12,795
271	Kellogg Co.	15,992
378	Kimberly-Clark Corp.	42,102
673	Kraft Heinz Co. (The)	32,344
864	Kroger Co. (The)	24,477
161	Lamb Weston Holdings, Inc.	11,640
136	McCormick & Co., Inc.	16,815
208	Molson Coors Brewing Co., Class B	13,855
1,578	Mondelez International, Inc., Class A	72,998
431	Monster Beverage Corp.(b)	24,670
1,531	PepsiCo, Inc.	172,498
1,682	Philip Morris International, Inc.	129,043
2,694	Procter & Gamble Co. (The)	259,890
521	Sysco Corp.	33,266
317	Tyson Foods, Inc., Class A	19,629
868	Walgreens Boots Alliance, Inc.	62,722
1,540	Walmart, Inc.	147,578

		1,768,234

	Energy - 4.1%
548	Anadarko Petroleum Corp.	25,937
410	Apache Corp.	13,456

Schedule of Investments(a)

554	Baker Hughes a GE Co.	$13,058
463	Cabot Oil & Gas Corp.	11,552
2,067	Chevron Corp.	236,982
94	Cimarex Energy Co.	7,082
217	Concho Resources, Inc.(b)	26,005
1,247	ConocoPhillips	84,409
506	Devon Energy Corp.	13,485
167	Diamondback Energy, Inc.	17,221
626	EOG Resources, Inc.	62,099
4,584	Exxon Mobil Corp.	335,916
952	Halliburton Co.	29,855
103	Helmerich & Payne, Inc.	5,767
268	Hess Corp.	14,472
160	HollyFrontier Corp.	9,014
2,058	Kinder Morgan, Inc.	37,250
904	Marathon Oil Corp.	14,274
747	Marathon Petroleum Corp.	49,496
413	National Oilwell Varco, Inc.	12,175
185	Newfield Exploration Co.(b)	3,382
522	Noble Energy, Inc.	11,662
817	Occidental Petroleum Corp.	54,559
449	ONEOK, Inc.	28,830
458	Phillips 66	43,698
188	Pioneer Natural Resources Co.	26,756
1,495	Schlumberger Ltd.	66,094
414	TechnipFMC PLC (United Kingdom)	9,505
458	Valero Energy Corp.	40,222
1,314	Williams Cos., Inc. (The)	35,386

		1,339,599

	Financials - 10.2%
50	Affiliated Managers Group, Inc.	5,247
822	Aflac, Inc.	39,209
377	Allstate Corp. (The)	33,127
762	American Express Co.	78,257
958	American International Group, Inc.	41,414
148	Ameriprise Financial, Inc.	18,737
262	Aon PLC	40,932
197	Arthur J. Gallagher & Co.	14,718
48	Assurant, Inc.	4,627
9,883	Bank of America Corp.	281,369
984	Bank of New York Mellon Corp. (The)	51,483
836	BB&T Corp.	40,797
2,108	Berkshire Hathaway, Inc., Class B(b)	433,278
127	BlackRock, Inc.	52,715
112	Brighthouse Financial, Inc.(b)	4,182
510	Capital One Financial Corp.	41,101
136	Cboe Global Markets, Inc.	12,685
1,299	Charles Schwab Corp. (The)	60,754
500	Chubb Ltd.	66,525
165	Cincinnati Financial Corp.	13,385
2,642	Citigroup, Inc.	170,303
506	Citizens Financial Group, Inc.	17,164
386	CME Group, Inc.	70,360
172	Comerica, Inc.	13,543
363	Discover Financial Services	24,499
280	E*TRADE Financial Corp.	13,065
42	Everest Re Group Ltd.	9,200
714	Fifth Third Bancorp	19,149
174	First Republic Bank	16,814
290	Franklin Resources, Inc.	8,587
378	Goldman Sachs Group, Inc. (The)	74,848
387	Hartford Financial Services Group, Inc. (The)	18,158
1,150	Huntington Bancshares, Inc.	15,226
619	Intercontinental Exchange, Inc.	47,514
460	Invesco Ltd.(d)	8,381
280	Jefferies Financial Group, Inc.	5,827
3,600	JPMorgan Chase & Co.	372,600
1,123	KeyCorp	18,496
235	Lincoln National Corp.	13,745
304	Loews Corp.	14,562
149	M&T Bank Corp.	24,516

547	Marsh & McLennan Cos., Inc.	$48,240
1,072	MetLife, Inc.	48,958
184	Moody’s Corp.	29,166
1,415	Morgan Stanley	59,854
95	MSCI, Inc.	16,176
123	Nasdaq, Inc.	10,829
240	Northern Trust Corp.	21,230
366	People’s United Financial, Inc.	5,995
501	PNC Financial Services Group, Inc. (The)	61,458
286	Principal Financial Group, Inc.	14,320
628	Progressive Corp. (The)	42,258
450	Prudential Financial, Inc.	41,463
124	Raymond James Financial, Inc.	9,982
1,123	Regions Financial Corp.	17,036
269	S&P Global, Inc.	51,554
410	State Street Corp.	29,069
484	SunTrust Banks, Inc.	28,759
54	SVB Financial Group(b)	12,603
718	Synchrony Financial	21,569
262	T. Rowe Price Group, Inc.	24,487
99	Torchmark Corp.	8,292
288	Travelers Cos., Inc. (The)	36,156
214	Unum Group	7,439
1,649	US Bancorp	84,363
4,586	Wells Fargo & Co.	224,301
141	Willis Towers Watson PLC	22,953
189	Zions Bancorp NA	8,995

		3,298,604

	Health Care - 11.5%
1,899	Abbott Laboratories	138,589
1,630	AbbVie, Inc.	130,873
48	ABIOMED, Inc.(b)	16,851
342	Agilent Technologies, Inc.	26,009
241	Alexion Pharmaceuticals, Inc.(b)	29,633
76	Align Technology, Inc.(b)	18,920
341	Allergan PLC	49,097
169	AmerisourceBergen Corp.	14,090
692	Amgen, Inc.	129,480
283	Anthem, Inc.	85,749
533	Baxter International, Inc.	38,637
290	Becton, Dickinson and Co.	72,343
218	Biogen, Inc.(b)	72,764
1,494	Boston Scientific Corp.(b)	56,996
1,770	Bristol-Myers Squibb Co.	87,385
319	Cardinal Health, Inc.	15,940
761	Celgene Corp.(b)	67,318
221	Centene Corp.(b)	28,856
358	Cerner Corp.(b)	19,658
411	Cigna Corp.	82,122
51	Cooper Cos., Inc. (The)	14,217
1,397	CVS Health Corp.	91,573
670	Danaher Corp.	74,316
122	DaVita, Inc.(b)	6,848
217	DENTSPLY SIRONA, Inc.	9,103
223	Edwards Lifesciences Corp.(b)	38,004
1,024	Eli Lilly & Co.	122,737
1,397	Gilead Sciences, Inc.	97,804
290	HCA Healthcare, Inc.	40,435
166	Henry Schein, Inc.(b)	12,898
291	Hologic, Inc.(b)	12,920
147	Humana, Inc.	45,422
94	IDEXX Laboratories, Inc.(b)	20,001
162	Illumina, Inc.(b)	45,326
192	Incyte Corp.(b)	15,473
122	Intuitive Surgical, Inc.(b)	63,884
170	IQVIA Holdings, Inc.(b)	21,932
2,904	Johnson & Johnson	386,464
113	Laboratory Corp. of America Holdings(b)	15,747
214	McKesson Corp.	27,445
1,457	Medtronic PLC	128,784
2,812	Merck & Co., Inc.	209,297
26	Mettler-Toledo International, Inc.(b)	16,592

Schedule of Investments(a)

556	Mylan NV(b)	$16,652
169	Nektar Therapeutics(b)	7,155
112	PerkinElmer, Inc.	10,136
122	Perrigo Co. PLC	5,667
6,259	Pfizer, Inc.	265,695
146	Quest Diagnostics, Inc.	12,753
88	Regeneron Pharmaceuticals, Inc.(b)	37,776
150	ResMed, Inc.	14,276
336	Stryker Corp.	59,664
49	Teleflex, Inc.	13,402
435	Thermo Fisher Scientific, Inc.	106,866
1,038	UnitedHealth Group, Inc.	280,468
88	Universal Health Services, Inc., Class B	11,663
98	Varian Medical Systems, Inc.(b)	12,939
281	Vertex Pharmaceuticals, Inc.(b)	53,646
78	Waters Corp.(b)	18,035
52	WellCare Health Plans, Inc.(b)	14,377
220	Zimmer Biomet Holdings, Inc.	24,103
523	Zoetis, Inc.	45,062

		3,708,867

	Industrials - 7.2%
628	3M Co.	125,788
142	A.O. Smith Corp.	6,796
120	Alaska Air Group, Inc.	7,674
94	Allegion PLC	8,071
448	American Airlines Group, Inc.	16,025
256	AMETEK, Inc.	18,662
424	Arconic, Inc.	7,980
573	Boeing Co. (The)	220,960
147	C.H. Robinson Worldwide, Inc.	12,755
641	Caterpillar, Inc.	85,356
94	Cintas Corp.	17,626
199	Copart, Inc.(b)	10,075
867	CSX Corp.	56,962
162	Cummins, Inc.	23,832
352	Deere & Co.	57,728
675	Delta Air Lines, Inc.	33,365
161	Dover Corp.	14,141
473	Eaton Corp. PLC	36,066
676	Emerson Electric Co.	44,258
127	Equifax, Inc.	13, 592
189	Expeditors International of Washington, Inc.	13,098
311	Fastenal Co.	18,803
263	FedEx Corp.	46,701
126	Flowserve Corp.	5,549
139	Fluor Corp.	5,083
316	Fortive Corp.	23,697
140	Fortune Brands Home & Security, Inc.	6,342
305	General Dynamics Corp.	52,207
9,414	General Electric Co.	95,646
125	Harris Corp.	19,147
798	Honeywell International, Inc.	114,617
44	Huntington Ingalls Industries, Inc.	9,084
387	IHS Markit Ltd.(b)	20,093
333	Illinois Tool Works, Inc.	45,724
266	Ingersoll-Rand PLC	26,611
95	J.B. Hunt Transport Services, Inc.	10,169
118	Jacobs Engineering Group, Inc.	7,646
1,003	Johnson Controls International PLC	33,871
113	Kansas City Southern	11,950
89	L3 Technologies, Inc.	17,522
267	Lockheed Martin Corp.	77,347
295	Masco Corp.	9,561
352	Nielsen Holdings PLC	9,039
293	Norfolk Southern Corp.	49,148
190	Northrop Grumman Corp.	52,355
380	PACCAR, Inc.	24,898
143	Parker-Hannifin Corp.	23,568
160	Pentair PLC	6,590
143	Quanta Services, Inc.	5,054
310	Raytheon Co.	51,076

237	Republic Services, Inc.	$18,180
119	Robert Half International, Inc.	7,667
127	Rockwell Automation, Inc.	21,529
144	Rollins, Inc.	5,363
114	Roper Technologies, Inc.	32,292
53	Snap-on, Inc.	8,797
549	Southwest Airlines Co.	31,161
165	Stanley Black & Decker, Inc.	20,863
264	Textron, Inc.	14,053
51	TransDigm Group, Inc.(b)	19,941
796	Union Pacific Corp.	126,620
246	United Continental Holdings, Inc.(b)	21,468
750	United Parcel Service, Inc., Class B	79,050
77	United Rentals, Inc.(b)	9,645
882	United Technologies Corp.	104,138
174	Verisk Analytics, Inc.(b)	20,429
49	W.W. Grainger, Inc.	14,474
427	Waste Management, Inc.	40,851
194	Xylem, Inc.	13,824

		2,320,253

	Information Technology - 15.1%
692	Accenture PLC, Class A	106,257
528	Adobe, Inc.(b)	130,849
955	Advanced Micro Devices, Inc.(b)	23,311
162	Akamai Technologies, Inc.(b)	10,546
46	Alliance Data Systems Corp.	8,169
330	Amphenol Corp., Class A	29,014
403	Analog Devices, Inc.	39,841
92	ANSYS, Inc.(b)	15,120
4,877	Apple, Inc.	811,728
1,061	Applied Materials, Inc.	41,464
50	Arista Networks, Inc.(b)	10,739
239	Autodesk, Inc.(b)	35,181
476	Automatic Data Processing, Inc.	66,564
450	Broadcom, Inc.	120,712
124	Broadridge Financial Solutions, Inc.	12,503
308	Cadence Design Systems, Inc.(b)	14,793
4,869	Cisco Systems, Inc.	230,255
140	Citrix Systems, Inc.	14,356
625	Cognizant Technology Solutions Corp., Class A	43,550
866	Corning, Inc.	28,803
306	DXC Technology Co.	19,621
64	F5 Networks, Inc.(b)	10,301
357	Fidelity National Information Services, Inc.	37,317
432	Fiserv, Inc.(b)	35,826
96	FleetCor Technologies, Inc.(b)	19,374
138	FLIR Systems, Inc.	6,745
160	Fortinet, Inc.(b)	12,251
97	Gartner, Inc.(b)	13,181
170	Global Payments, Inc.	19,088
1,539	Hewlett Packard Enterprise Co.	23,993
1,710	HP, Inc.	37,671
4,941	Intel Corp.	232,820
984	International Business Machines Corp.	132,269
284	Intuit, Inc.	61,293
30	IPG Photonics Corp.(b)	3,990
75	Jack Henry & Associates, Inc.	10,016
337	Juniper Networks, Inc.	8,742
208	Keysight Technologies, Inc.(b)	15,396
166	KLA-Tencor Corp.	17,691
168	Lam Research Corp.	28,489
983	Mastercard, Inc., Class A	207,541
304	Maxim Integrated Products, Inc.	16,498
259	Microchip Technology, Inc.(c)	20,816
1,217	Micron Technology, Inc.(b)	46,514
8,370	Microsoft Corp.	874,079
174	Motorola Solutions, Inc.	20,342
270	NetApp, Inc.	17,218
665	NVIDIA Corp.	95,594
2,759	Oracle Corp.	138,585
343	Paychex, Inc.	24,284

Schedule of Investments(a)

1,274	PayPal Holdings, Inc.(b)	$113,080
121	Qorvo, Inc.(b)	7,909
1,315	QUALCOMM, Inc.	65,119
192	Red Hat, Inc.(b)	34,145
832	salesforce.com, Inc.(b)	126,439
284	Seagate Technology PLC	12,575
193	Skyworks Solutions, Inc.	14,097
693	Symantec Corp.	14,567
163	Synopsys, Inc.(b)	15,216
376	TE Connectivity Ltd.	30,437
1,037	Texas Instruments, Inc.	104,405
186	Total System Services, Inc.	16,667
117	VeriSign, Inc.(b)	19,805
1,900	Visa, Inc., Class A	256,519
313	Western Digital Corp.	14,082
433	Western Union Co. (The)	7,902
190	Xerox Corp.	5,360
271	Xilinx, Inc.	30,336

		4,889,960

	Materials - 2.0%
239	Air Products & Chemicals, Inc.	39,289
102	Albemarle Corp.	8,234
88	Avery Dennison Corp.	9,192
365	Ball Corp.	19,082
144	Celanese Corp.	13,789
223	CF Industries Holdings, Inc.	9,734
2,488	DowDuPont, Inc.	133,879
149	Eastman Chemical Co.	12,012
280	Ecolab, Inc.	44,288
136	FMC Corp.	10,853
1,566	Freeport-McMoRan, Inc.	18,228
113	International Flavors & Fragrances, Inc.	16,021
436	International Paper Co.	20,680
597	Linde PLC (United Kingdom)	97,317
339	LyondellBasell Industries NV, Class A	29,483
69	Martin Marietta Materials, Inc.	12,191
384	Mosaic Co. (The)	12,396
577	Newmont Mining Corp.	19,681
339	Nucor Corp.	20,760
93	Packaging Corp. of America	8,772
262	PPG Industries, Inc.	27,625
151	Sealed Air Corp.	5,965
91	Sherwin-Williams Co. (The)	38,358
143	Vulcan Materials Co.	14,536
246	WestRock Co.	10,015

		652,380

	Real Estate - 2.3%
117	Alexandria Real Estate Equities, Inc. REIT	15,410
478	American Tower Corp. REIT	82,618
150	Apartment Investment & Management Co.,
	Class A REIT	7,428
147	AvalonBay Communities, Inc. REIT	28,359
167	Boston Properties, Inc. REIT	22,022
341	CBRE Group, Inc., Class A(b)	15,601
451	Crown Castle International Corp. REIT	52,794
221	Digital Realty Trust, Inc. REIT	23,943
387	Duke Realty Corp. REIT	11,316
90	Equinix, Inc. REIT	35,460
402	Equity Residential REIT	29,169
72	Essex Property Trust, Inc. REIT	19,526
139	Extra Space Storage, Inc. REIT	13,707
72	Federal Realty Investment Trust REIT	9,545
520	HCP, Inc. REIT	16,401
808	Host Hotels & Resorts, Inc. REIT	14,593
311	Iron Mountain, Inc. REIT	11,569
411	Kimco Realty Corp. REIT	6,991
101	Macerich Co. (The) REIT	4,662
122	Mid-America Apartment Communities,
	Inc. REIT	12,356
679	Prologis, Inc. REIT	46,960
164	Public Storage REIT	34,853
317	Realty Income Corp. REIT	21,775

187	Regency Centers Corp. REIT	$12,155
122	SBA Communications Corp. REIT(b)	22,269
335	Simon Property Group, Inc. REIT	61,010
88	SL Green Realty Corp. REIT	8,134
295	UDR, Inc. REIT	12,906
385	Ventas, Inc. REIT	24,829
190	Vornado Realty Trust REIT	13,283
407	Welltower, Inc. REIT	31,538
813	Weyerhaeuser Co. REIT	21,333

		744,515

	Utilities - 2.4%
648	AES Corp.	10,621
259	Alliant Energy Corp.	11,518
265	Ameren Corp.	18,375
532	American Electric Power Co., Inc.	42,092
195	American Water Works Co., Inc.	18,656
545	CenterPoint Energy, Inc.	16,851
309	CMS Energy Corp.	16,111
337	Consolidated Edison, Inc.	26,168
832	Dominion Energy, Inc.	58,440
196	DTE Energy Co.	23,079
771	Duke Energy Corp.	67,678
355	Edison International	20,224
195	Entergy Corp.	17,392
286	Evergy, Inc.	16,393
341	Eversource Energy	23,669
1,049	Exelon Corp.	50,100
526	FirstEnergy Corp.	20,619
521	NextEra Energy, Inc.	93,249
357	NiSource, Inc.	9,739
314	NRG Energy, Inc.	12,846
113	Pinnacle West Capital Corp.	9,957
784	PPL Corp.	24,555
549	Public Service Enterprise Group, Inc.	29,948
294	Sempra Energy	34,392
1,111	Southern Co. (The)	53,995
340	WEC Energy Group, Inc.	24,830
555	Xcel Energy, Inc.	29,060

		780,557

	Total Common Stocks & Other Equity Interests (Cost $23,387,423)	24,518,508

	Money Market Fund - 14.9%
4,813,495	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e)
	(Cost $4,813,495)	4,813,495

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $28,200,918)-90.8%	29,332,003

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.1%
11,540	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $11,540)	11,540

	Total Investments in Securities (Cost $28,212,458)-90.9%	29,343,543
	Other assets less liabilities - 9.1%	2,951,829

	Net Assets - 100.0%	$32,295,372

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2019	Dividend Income
Invesco Ltd.	$9,987	$—	$—	$(1,606)	$—	$8,381	$138

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index (VIX) Futures	19	February-2019	$325,375	$(23,895)	$(23,895)
CBOE Volatility Index (VIX) Futures	26	March-2019	462,150	(14,361)	(14,361)
S&P 500 E-Mini Futures	52	March-2019	7,031,700	244,032	244,032

Total Futures Contracts				$205,776	$205,776

Schedule of Investments(a)

Invesco Total Return Bond ETF (GTO)

January 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities - 49.1%
	Commercial Mortgage-Backed Securities - 13.5%
$966,261	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates, Class B1, Series 2015-R1(a)(b)	4.492%	11/25/2055	$1,004,006
250,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class AM, Series 2017-K066	3.200	06/25/2027	249,915
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class AFX, Series 2017- KGX1	3.000	10/25/2027	986,434
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class AM, Series 2018-K074	3.600	02/25/2028	1,027,008
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class A3, Series 2018-K154	3.459	11/25/2032	992,657
5,172,613	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2013- K026(b)	0.996	11/25/2022	160,764
8,319,198	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2013- K035(b)	0.397	08/25/2023	127,691
6,031,621	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2014- K036(b)	0.750	10/25/2023	179,451
6,428,381	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2014- K037(b)	0.992	01/25/2024	260,255
4,303,062	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2014- K038(b)	1.162	03/25/2024	211,745
4,410,632	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2015- K042(b)	1.050	12/25/2024	230,552
29,304,534	FREMF Mortgage Trust, IO, Class X2A, Series 2013-K29(a)	0.125	05/25/2046	120,705

				5,551,183

	Federal Home Loan Mortgage Corp. (FHLMC) - 5.4%
492,964	Federal Home Loan Mortgage Corp. (FHLMC)	3.550	10/01/2033	489,220
500,000	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	03/11/2040	511,611
1,180,000	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2047	1,185,693

				2,186,524

	Federal National Mortgage Association (FNMA) - 24.0%
570,000	Federal National Mortgage Association (FNMA)	3.500	02/15/2026	580,688
440,000	Federal National Mortgage Association (FNMA)	2.500	02/14/2028	433,052
500,000	Federal National Mortgage Association (FNMA)	2.860	09/01/2029	480,417
500,000	Federal National Mortgage Association (FNMA)	2.990	09/01/2029	481,791
500,000	Federal National Mortgage Association (FNMA)	3.050	10/01/2029	484,748
500,000	Federal National Mortgage Association (FNMA)	2.820	10/01/2029	476,836
500,000	Federal National Mortgage Association (FNMA)	2.900	11/01/2029	477,677
860,000	Federal National Mortgage Association (FNMA)	3.000	02/15/2032	861,243
750,000	Federal National Mortgage Association (FNMA)	3.080	10/01/2032	717,658
490,559	Federal National Mortgage Association (FNMA)	3.240	11/01/2032	481,443
1,000,000	Federal National Mortgage Association (FNMA)	3.310	01/01/2033	979,675
900,000	Federal National Mortgage Association (FNMA)	4.000	03/25/2039	920,391
620,000	Federal National Mortgage Association (FNMA)	3.500	03/01/2047	622,598
1,170,000	Federal National Mortgage Association (FNMA)	3.000	03/01/2047	1,148,748
554,829	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	569,464

				9,716,429

	Government National Mortgage Association (GNMA) - 3.0%
350,000	Government National Mortgage Association (GNMA)	4.000	02/17/2041	360,131
865,000	Government National Mortgage Association (GNMA)	3.000	02/15/2047	858,715

				1,218,846

	Residential Mortgage-Backed Securities - 3.2%
450,299	Freddie Mac Seasoned Credit Risk Transfer Trust, Class HT, Series 2017-3(c)	2.750	07/25/2056	436,144
872,529	Freddie Mac Seasoned Credit Risk Transfer Trust, Class HT, Series 2017-4(c)	2.750	06/25/2057	856,234

				1,292,378

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $20,140,571)			19,965,360

	Corporate Bonds and Notes - 36.1%
	Advertising - 0.6%
250,000	MDC Partners, Inc.(a)	6.500%	05/01/2024	228,825

	Aerospace/Defense - 0.5%
94,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	92,240
111,000	TransDigm, Inc.(a)	6.250	03/15/2026	112,942

				205,182

Schedule of Investments

	Airlines - 0.8%
$135,000	Delta Air Lines, Inc.	4.375	04/19/2028	$128,725
68,000	United Airlines Pass-Through Trust, Class A, Series 2019-1	4.550	08/25/2031	68,306
132,000	United Airlines Pass-Through Trust, Class AA, Series 2019-1	4.150	08/25/2031	133,583

				330,614

	Auto Manufacturers - 1.5%
200,000	Ford Motor Credit Co. LLC	4.687	06/09/2025	185,563
246,000	General Motors Financial Co., Inc., Series B(d)	6.500		218,940
220,000	Hyundai Capital America(a)	4.300	02/01/2024	221,383

				625,886

	Banks - 9.3%
200,000	Barclays PLC (United Kingdom)(d)	7.750		199,979
100,000	Citigroup, Inc. (3 mo. USD LIBOR + 1.38%)(e)	4.183	03/30/2021	101,834
72,000	Citigroup, Inc.	4.650	07/23/2048	75,161
390,000	Citigroup, Inc., Series P(d)	5.950		391,463
100,000	Citigroup, Inc., Series T(d)	6.250		104,000
250,000	Citizens Bank NA, BKNT (3 mo. USD LIBOR + 0.81%)(e)	3.499	05/26/2022	248,656
275,000	Cooperatieve Rabobank UA (Netherlands)(a)(d)	11.000		284,625
200,000	Credit Suisse Group AG (Switzerland)(a)(d)	7.250		200,435
200,000	Credit Suisse Group AG (Switzerland)(a)(d)	7.500		204,818
292,000	HSBC Holdings PLC (United Kingdom)(d)	6.250		292,377
205,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.89%)(e)	3.662	07/23/2024	203,824
86,000	JPMorgan Chase & Co., Series I (3 mo. USD LIBOR + 3.47%)(d)(e)	6.221		86,220
200,000	Lloyds Banking Group PLC (United Kingdom)(d)	7.500		202,811
100,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(e)	3.541	03/05/2023	99,510
205,000	Societe Generale SA (France)(a)(d)	7.375		202,150
244,000	Synovus Financial Corp.	5.900	02/07/2029	244,000
280,000	UBS Group Funding Switzerland AG (Switzerland)(a)(d)	7.000		283,500
200,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.44%)(a)(e)	4.264	09/24/2020	202,872
150,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.78%)(a)(e)	4.577	04/14/2021	153,214

				3,781,449

	Chemicals - 1.0%
200,000	SASOL Financing USA LLC (South Africa)	5.875	03/27/2024	206,523
200,000	SASOL Financing USA LLC (South Africa)	6.500	09/27/2028	211,510

				418,033

	Commercial Services - 0.5%
200,000	DP World Ltd., MTN (United Arab Emirates)(a)	5.625	09/25/2048	198,604

	Diversified Financial Services - 2.1%
192,636	AMC East Communities LLC(a)	6.010	01/15/2053	218,151
150,000	Ares Finance Co. LLC(a)	4.000	10/08/2024	143,745
200,000	BOC Aviation Ltd., MTN (Singapore) (3 mo. USD LIBOR + 1.13%)(a)(e)	3.947	09/26/2023	199,844
237,342	Fort Knox Military Housing Privatization Project (1 mo. USD LIBOR + 0.34%)(a)(e)	2.849	02/15/2052	172,729
108,000	Lions Gate Capital Holdings LLC(a)	6.375	02/01/2024	109,350

				843,819

	Electric - 1.5%
200,000	Electricite de France SA (France)(a)	4.875	09/21/2038	190,139
202,000	Electricite de France SA (France)(a)	5.000	09/21/2048	190,956
200,000	Perusahaan Listrik Negara PT (Indonesia)(a)	6.250	01/25/2049	216,690

				597,785

	Food - 0.1%
31,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)	7.500	03/15/2026	31,232

	Healthcare-Services - 0.0%
16,000	UnitedHealth Group, Inc.	3.500	02/15/2024	16,283

	Home Builders - 0.7%
150,000	HP Communities LLC(a)	5.780	03/15/2046	170,744
100,000	HP Communities LLC(a)	5.860	09/15/2053	110,812

				281,556

	Insurance - 4.3%
396,000	Acrisure LLC/Acrisure Finance, Inc.(a)	8.125	02/15/2024	403,672
350,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	349,564
300,000	First American Financial Corp.	4.300	02/01/2023	302,154
350,000	MetLife, Inc.(a)	9.250	04/08/2038	455,000
132,000	MetLife, Inc., Series D (3 mo. USD LIBOR + 2.96%)(d)(e)	5.875		131,010
100,000	Navigators Group, Inc. (The)	5.750	10/15/2023	105,121

				1,746,521

	Machinery-Diversified - 0.6%
62,000	Wabtec Corp.	4.150	03/15/2024	60,349
195,000	Wabtec Corp.	4.700	09/15/2028	185,770

				246,119

Schedule of Investments

	Media - 1.7%
$200,000	Altice France SA (France)(a)	7.375	05/01/2026	$193,248
50,000	Comcast Corp.	3.950	10/15/2025	51,794
75,000	Comcast Corp.	4.600	10/15/2038	77,677
37,000	Comcast Corp.	4.700	10/15/2048	38,696
76,000	Comcast Corp.	4.950	10/15/2058	80,366
200,000	CSC Holdings LLC(a)	5.375	02/01/2028	192,750
40,000	Fox Corp.(a)	5.576	01/25/2049	42,611

				677,142

	Mining - 0.4%
150,000	BHP Billiton Finance USA Ltd. (Australia)(a)	6.750	10/19/2075	163,312

	Oil & Gas - 0.7%
297,000	Continental Resources, Inc.	5.000	09/15/2022	298,814

	Pharmaceuticals - 0.8%
240,000	Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 1.01%)(a)(e)	3.798	12/15/2023	234,602
106,000	Cigna Corp. (3 mo. USD LIBOR + 0.89%)(a)(e)	3.677	07/15/2023	104,696

				339,298

	Pipelines - 2.3%
61,000	Buckeye Partners LP	5.850	11/15/2043	56,036
156,000	Buckeye Partners LP	5.600	10/15/2044	139,305
71,000	Energy Transfer Operating LP, Series 20Y	5.800	06/15/2038	72,569
71,000	Energy Transfer Operating LP, Series 30Y	6.000	06/15/2048	73,093
178,000	Energy Transfer Operating LP, Series A(d)	6.250		161,090
140,000	Enterprise Products Operating LLC	4.150	10/16/2028	142,995
302,000	Plains All American Pipeline LP, Series B(d)	6.125		271,800

				916,888

	Real Estate - 2.4%
95,627	Atlantic Marine Corps. Communities LLC(a)	5.343	12/01/2050	102,983
232,162	Mid-Atlantic Military Family Communities LLC(a)	5.300	08/01/2050	215,733
100,437	Pacific Beacon LLC(a)	5.379	07/15/2026	107,045
500,000	Pacific Beacon LLC(a)	5.508	07/15/2036	556,424

				982,185

	REITs - 2.2%
200,000	Fort Benning Family Communities LLC(a)	5.810	01/15/2051	208,670
180,000	Hospitality Properties Trust	5.250	02/15/2026	178,949
300,000	Lexington Realty Trust	4.400	06/15/2024	299,709
250,000	Senior Housing Properties Trust	4.750	02/15/2028	224,424

				911,752

	Retail - 0.5%
200,000	IRB Holding Corp.(a)	6.750	02/15/2026	187,500

	Software - 0.1%
26,000	Fiserv, Inc.	4.200	10/01/2028	26,037

	Telecommunications - 0.3%
102,000	AT&T, Inc. (3 mo. USD LIBOR + 1.18%)(e)	3.956	06/12/2024	101,060

	Trucking & Leasing - 0.9%
69,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.67%)(a)(e)	3.421	07/30/2021	68,546
97,000	Aviation Capital Group LLC(a)	4.125	08/01/2025	95,169
204,000	SMBC Aviation Capital Finance DAC (Ireland)(a)	4.125	07/15/2023	206,237

				369,952

	Venture Capital - 0.3%
129,000	Carlyle Finance LLC(a)	5.650	09/15/2048	128,757

	Total Corporate Bonds and Notes (Cost $14,820,091)			14,654,605

	Asset-Backed Securities - 10.8%
500,000	Anchorage Credit Funding Ltd., Class A, Series 2016-4A (Cayman Islands)(a)	3.500%	02/15/2035	485,701
379,278	Bear Stearns Asset Backed Securities I Trust, Class 2A, Series 2006-HE9 (1 mo. USD LIBOR + 0.14%)(e)	2.650	11/25/2036	368,190
591,000	Domino’s Pizza Master Issuer LLC, Class A2I, Series 2017-1A (3 mo. USD LIBOR + 1.25%)(a)(e)	4.021	07/25/2047	591,055
300,000	Golub Capital Partners CLO Ltd., Class A2R, Series 2013-16A (Cayman Islands) (3 mo. USD LIBOR + 1.85%)(a)(e)	4.340	07/25/2029	298,798
250,000	Newstar Commercial Loan Funding LLC, Class B, Series 2016-1A (3 mo. USD LIBOR + 3.75%)(a)(e)	6.439	02/25/2028	250,145
484,356	Store Master Funding I-VII, Class A2, Series 2016-1A(a)	4.320	10/20/2046	492,658
147,750	Taco Bell Funding LLC, Class A23, Series 2016-1A(a)	4.970	05/25/2046	153,477
261,853	Textainer Marine Containers V Ltd., Class A, Series 2017-2A (Bermuda)(a)	3.520	06/20/2042	257,851

Schedule of Investments

$483,750	Wendy’s Funding LLC, Class A23, Series 2015-1A(a)	4.497	06/15/2045	$491,818
500,000	Woodmont Trust, Class A, Series 2017-2A (3 mo. USD LIBOR + 1.80%)(a)(e)	4.580	07/18/2028	500,025
500,000	Woodmont Trust, Class A1, Series 2017-3A (Cayman Islands) (3 mo. USD LIBOR + 1.73%)(a)(e)	4.505	10/18/2029	495,344

	Total Asset-Backed Securities (Cost $4,422,849)			4,385,062

	U.S. Government Sponsored Agency Securities - 6.4%
150,000	Federal Home Loan Mortgage Corp. (FHLMC), MTN(f)	0.000	12/14/2029	106,031
350,000	Federal Home Loan Mortgage Corp. (FHLMC), Coupon Strips, Series 6.75(f)	0.000	09/15/2030	241,165
450,000	Federal National Mortgage Association (FNMA), Principal Strips(f)	0.000	05/15/2029	324,497
1,300,000	Federal National Mortgage Association (FNMA), Principal Strips(f)	0.000	01/15/2030	911,160
850,000	Federal National Mortgage Association (FNMA), Principal Strips, MTN(f)	0.000	05/15/2030	589,351
100,000	Tennessee Valley Authority	5.375	04/01/2056	135,412
250,000	Tennessee Valley Authority	4.250	09/15/2065	284,504

	Total U.S. Government Sponsored Agency Securities (Cost $2,593,403)			2,592,120

	Municipal Bonds - 4.7%
	Ad Valorem Property Tax - 1.0%
200,000	Illinois State Ser. 10 AGM	6.630%	02/01/2035	233,562
130,000	Los Angeles California Community College District Ser. 10	6.750	08/01/2049	187,452

				421,014

	Electric Power Revenue - 0.9%
255,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.574	07/01/2045	354,529

	General Fund - 1.3%
350,000	California State Ser. 10	7.600	11/01/2040	524,500

	Port, Airport & Marina Revenue - 0.5%
155,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Sixty-Fourth) Rev. Ser. 10	5.647	11/01/2040	189,949

	Tax Increment Revenue - 0.6%
250,000	Santa Cruz County California Redevelopment Successor Agency Ref. Ser. 17A AGM	3.750	09/01/2032	246,100

	Transit Revenue - 0.4%
140,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	181,075

	Total Municipal Bonds (Cost $1,971,935)			1,917,167

	Variable Rate Senior Loan Interests - 3.5%(g)(h)
	Building Materials - 0.3%
108,743	DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)(e)	5.803%	06/03/2024	104,710

	Computers - 0.5%
118,945	Optiv, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(e)	5.772	02/01/2024	110,767
98,750	Peak 10 Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)(e)	6.303	08/01/2024	89,575

				200,342

	Engineering & Construction - 0.2%
98,725	StandardAero Aviation Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	6.270	07/07/2022	98,560

	Food - 0.4%
169,178	Chobani LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)(e)	6.022	10/10/2023	162,792

	Healthcare-Products - 0.2%
97,722	DJO Finance LLC, First Lien Term Loan (2 mo. USD LIBOR + 3.25%)(e)	5.770	06/07/2020	97,662

	Household Products/Wares - 0.6%
247,500	Diamond (BC) BV, First Lien Term Loan (Netherlands) (3 mo. USD LIBOR + 3.00%)(e)	5.527	09/06/2024	234,043

	Media - 0.4%
195,239	Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)(e)	6.754	06/07/2023	166,359

	Software - 0.9%
187,709	Almonde, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)(e)	6.303	06/13/2024	180,554
193,263	Epicor Software Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	5.780	06/01/2022	189,543

				370,097

	Total Variable Rate Senior Loan Interests (Cost $1,512,104)			1,434,565

	U.S. Treasury Securities - 2.2%
682,700	U.S. Treasury Bond	3.000%	08/15/2048	681,100
77,000	U.S. Treasury Note	2.625	12/31/2023	77,648
33,000	U.S. Treasury Note	2.625	12/31/2025	33,220
105,200	U.S. Treasury Note	3.125	11/15/2028	109,628

	Total U.S. Treasury Securities (Cost $891,527)			901,596

Schedule of Investments

	Commercial Mortgage-Backed Securities - 1.5%
$500,000	GS Mortgage Securities Corp. Trust, Class C, Series 2017-STAY (1 mo. USD LIBOR + 1.35%)(a)(e)	3.859%	07/15/2032	$488,173
1,943,222	Wells Fargo Commercial Mortgage Trust, IO, Class XA, Series 2016-NXS5(b)	1.527	01/15/2059	135,641

	Total Commercial Mortgage-Backed Securities (Cost $609,074)			623,814

	Sovereign Debt Obligations - 0.4%
	Turkey - 0.4%
125,000	Turkey Government International Bond (Cost $141,010)	4.625%	03/31/2025	144,407

Number of Shares
	Preferred Stocks - 0.8%
	Banks - 0.8%
266	Wells Fargo & Co., 7.500%, Series L(i) (Cost $337,953)			341,065

Principal Amount
	Short-Term Investments - 0.3%
	U.S. Treasury Securities - 0.3%
$125,000	U.S. Treasury Bill(j)(k) (Cost $123,782)	2.401%	06/27/2019	123,792
	Purchased Call Options - 0.1% (Cost $17,703)(l)			19,200

	Total Investments in Securities (Cost $47,582,002) - 115.9%			47,102,753
	Other assets less liabilities - (15.9)%			(6,461,682)

	Net Assets - 100.0%			$40,641,071

Investment Abbreviations:

AGM - Assured Guaranty Municipal Corp.

BKNT - Bank Note

CLO - Collateralized Loan Obligation

IO - Interest Only

LIBOR - London Interbank Offered Rate

MTN - Medium-Term Note

Ref. - Refunding

REIT - Real Estate Investment Trust

Rev. - Revenue

Ser. - Series

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $13,344,471, which represented 32.83% of the Fund’s Net Assets.

(b)

Interest Rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect January 31, 2019.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(d)	Perpetual bond with no specified maturity date.
(e)	Variable rate coupon. Stated interest rate was in effect at January 31, 2019.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(h)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	Non-income producing security.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	The table below details options purchased.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	06/19/2020	1	$2,750	$275,000	$19,200

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index (VIX) Futures	19	February-2019	$325,375	$(23,895)	$(23,895)
CBOE Volatility Index (VIX) Futures	26	March-2019	462,150	(14,361)	(14,361)
S&P 500 E-Mini Futures	52	March-2019	7,031,700	244,032	244,032

Total Futures Contracts				$205,776	$205,776

Schedule of Investments

Invesco Ultra Short Duration ETF (GSY)

January 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes - 47.6%
	Advertising - 0.1%
$2,000,000	Interpublic Group of Cos., Inc. (The)	3.500%	10/01/2020	$2,011,537

	Aerospace/Defense - 1.8%
10,000,000	General Dynamics Corp.	2.875	05/11/2020	10,024,343
6,800,000	Harris Corp. (3 mo. USD LIBOR + 0.48%)(a)	3.166	02/27/2019	6,799,548
10,000,000	Northrop Grumman Corp.	5.050	08/01/2019	10,104,295
3,575,000	United Technologies Corp.	1.500	11/01/2019	3,541,464
2,578,000	United Technologies Corp. (3 mo. USD LIBOR + 0.65%)(a)	3.279	08/16/2021	2,578,242
4,631,000	United Technologies Corp.	3.350	08/16/2021	4,675,900

				37,723,792

	Agriculture - 0.4%
8,314,000	Altria Group, Inc.	2.625	01/14/2020	8,284,578

	Auto Manufacturers - 2.2%
10,666,000	American Honda Finance Corp., GMTN (3 mo. USD LIBOR + 0.47%)(a)	3.257	01/08/2021	10,698,573
6,552,000	General Motors Co. (3 mo. USD LIBOR + 0.80%)(a)	3.389	08/07/2020	6,502,358
1,500,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.45%)(a)	4.051	05/09/2019	1,501,496
10,000,000	Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(a)(b)	3.744	07/08/2021	9,943,055
4,565,000	Nissan Motor Acceptance Corp., MTN(b)	2.000	03/08/2019	4,561,341
6,050,000	Nissan Motor Acceptance Corp., MTN(b)	2.250	01/13/2020	5,985,089
6,775,000	Volkswagen Group of America Finance LLC (Germany) (3 mo. USD LIBOR + 0.77%)(a)(b)	3.388	11/13/2020	6,774,329

				45,966,241

	Banks - 19.6%
4,834,000	ABN AMRO Bank NV, MTN (Netherlands) (3 mo. USD LIBOR + 0.57%)(a)(b)	3.261	08/27/2021	4,828,151
9,360,000	Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.66%)(a)(b)	3.484	09/23/2019	9,393,505
4,737,000	Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.46%)(a)(b)	3.100	05/17/2021	4,737,936
2,250,000	Bank of America Corp., GMTN (3 mo. USD LIBOR + 0.66%)(a)	3.421	07/21/2021	2,258,608
8,850,000	Bank of America Corp., MTN (3 mo. USD LIBOR + 0.65%)(a)	3.447	10/01/2021	8,879,015
15,000,000	Bank of New York Mellon (The), BKNT (3 mo. USD LIBOR + 0.30%)(a)	3.036	12/04/2020	15,012,117
9,000,000	Bank of New York Mellon Corp. (The), MTN	2.600	08/17/2020	8,965,700
7,250,000	Bank of Nova Scotia (The) (Canada) (3 mo. USD LIBOR + 0.66%)(a)	3.438	06/14/2019	7,264,982
9,250,000	BNZ International Funding Ltd. (New Zealand) (3 mo. USD LIBOR + 0.70%)(a)(b)	3.346	02/21/2020	9,272,142
5,050,000	Capital One NA (3 mo. USD LIBOR + 0.77%)(a)	3.544	09/13/2019	5,058,931
2,000,000	Citibank NA, BKNT (3 mo. USD LIBOR + 0.50%)(a)	3.276	06/12/2020	2,002,463
9,400,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.79%)(a)	3.573	01/10/2020	9,447,904
10,000,000	Citizens Bank NA, BKNT (3 mo. USD LIBOR + 0.54%)(a)	3.278	03/02/2020	10,008,522
3,402,000	Commonwealth Bank of Australia (Australia) (3 mo. USD LIBOR + 0.64%)(a)(b)	3.229	11/07/2019	3,413,724
5,995,000	Commonwealth Bank of Australia, GMTN (Australia)	2.300	03/12/2020	5,960,870
6,150,000	Commonwealth Bank of Australia, MTN (Australia) (3 mo. USD LIBOR + 0.40%)(a)(b)	3.201	09/18/2020	6,158,060
14,474,000	Cooperatieve Rabobank UA, MTN (Netherlands)	2.250	01/14/2020	14,406,204
9,750,000	Credit Agricole SA, MTN (France) (3 mo. USD LIBOR + 0.97%)(a)(b)	3.737	06/10/2020	9,826,576
7,500,000	Fifth Third Bank (3 mo. USD LIBOR + 0.59%)(a)	3.412	09/27/2019	7,521,724
5,000,000	Goldman Sachs Group, Inc. (The)	2.550	10/23/2019	4,988,543
8,000,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.16%)(a)	3.932	04/23/2020	8,056,104
250,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.20%)(a)	3.988	09/15/2020	252,504
8,485,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 0.73%)(a)	3.552	12/27/2020	8,501,415
10,714,000	HSBC Holdings PLC (United Kingdom) (3 mo. USD LIBOR + 0.65%)(a)	3.426	09/11/2021	10,708,803
10,000,000	Huntington National Bank (The), BKNT (3 mo. USD LIBOR + 0.51%)(a)	3.277	03/10/2020	10,028,586
12,000,000	ING Bank NV (Netherlands)(b)	1.650	08/15/2019	11,915,527
5,500,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.84%)(a)	3.664	03/22/2019	5,501,938
7,257,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.68%)(a)	3.418	06/01/2021	7,277,254
11,538,000	KeyBank NA, BKNT (3 mo. USD LIBOR + 0.66%)(a)	3.396	02/01/2022	11,558,192
6,521,000	Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(a)	3.079	05/07/2021	6,486,004
3,342,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.88%)(a)	4.618	03/01/2021	3,417,092
6,000,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.65%)(a)	3.415	07/26/2021	6,002,118
6,850,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(a)	3.919	09/13/2021	6,921,062
6,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 1.38%)(a)	3.916	02/01/2019	6,500,000
8,000,000	Morgan Stanley, GMTN	2.375	07/23/2019	7,986,795

Schedule of Investments

$1,250,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 0.55%)(a)	3.168%	02/10/2021	$1,249,449
2,900,000	Morgan Stanley, Series 3NC2 (3 mo. USD LIBOR + 0.80%)(a)	3.414	02/14/2020	2,900,012
12,000,000	National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.71%)(a)(b)	3.448	11/04/2021	12,047,466
3,000,000	Nordea Bank Abp (Finland) (3 mo. USD LIBOR + 0.47%)(a)(b)	3.176	05/29/2020	3,009,689
9,000,000	Nordea Bank Abp, MTN (Finland) (3 mo. USD LIBOR + 0.62%)(a)(b)	3.423	09/30/2019	9,022,408
5,000,000	Royal Bank of Canada, GMTN (Canada) (3 mo. USD LIBOR + 0.24%)(a)	3.005	10/26/2020	4,995,045
10,000,000	Royal Bank of Canada, GMTN (Canada) (3 mo. USD LIBOR + 0.39%)(a)	3.141	04/30/2021	10,006,270
6,100,000	Santander UK PLC (United Kingdom) (3 mo. USD LIBOR + 1.48%)(a)	4.258	03/14/2019	6,107,938
6,772,000	Standard Chartered PLC, MTN (United Kingdom) (3 mo. USD LIBOR + 1.13%)(a)(b)	3.770	08/19/2019	6,807,955
6,135,000	Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.31%)(a)	3.090	10/18/2019	6,132,025
5,216,000	Sumitomo Mitsui Banking Corp. (Japan)	2.514	01/17/2020	5,199,699
6,667,000	Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.37%)(a)	3.149	10/16/2020	6,661,245
1,000,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.68%)(a)	4.447	03/09/2021	1,021,513
2,300,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(a)	3.901	10/19/2021	2,326,377
2,300,000	Sumitomo Mitsui Trust Bank Ltd. (Japan) (3 mo. USD LIBOR + 0.44%)(a)(b)	3.244	09/19/2019	2,302,950
9,200,000	Sumitomo Mitsui Trust Bank Ltd. (Japan) (3 mo. USD LIBOR + 0.91%)(a)(b)	3.690	10/18/2019	9,236,284
4,227,000	SunTrust Bank, BKNT	2.250	01/31/2020	4,199,956
8,277,000	SunTrust Bank, BKNT (3 mo. USD LIBOR + 0.50%)(a)	3.265	10/26/2021	8,237,913
9,091,000	U.S. Bank NA, BKNT (3 mo. USD LIBOR + 0.38%)(a)	3.009	11/16/2021	9,064,981
10,250,000	UBS AG, GMTN (Switzerland)	4.875	08/04/2020	10,523,998
8,550,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.78%)(a)(b)	4.577	04/14/2021	8,733,218
2,500,000	United Overseas Bank Ltd., MTN (Singapore) (3 mo. USD LIBOR + 0.48%)(a)(b)	3.252	04/23/2021	2,497,328
7,000,000	Wells Fargo Bank NA, BKNT (3 mo. USD LIBOR + 0.60%)(a)	3.289	05/24/2019	7,010,904
6,000,000	Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.71%)(a)	3.328	05/13/2019	6,009,101

				405,822,795

	Beverages - 0.2%
3,650,000	Molson Coors Brewing Co.	1.450	07/15/2019	3,624,753

	Computers - 1.0%
9,875,000	Apple, Inc.	2.000	11/13/2020	9,780,603
4,298,000	Hewlett Packard Enterprise Co.(b)	2.100	10/04/2019	4,271,277
7,059,000	Hewlett Packard Enterprise Co. (3 mo. USD LIBOR + 0.72%)(a)	3.515	10/05/2021	7,011,043

				21,062,923

	Diversified Financial Services - 1.6%
4,000,000	AIG Global Funding (3 mo. USD LIBOR + 0.46%)(a)(b)	3.282	06/25/2021	3,967,447
6,224,779	Air Lease Corp.	3.500	01/15/2022	6,214,387
5,000,000	American Express Co. (3 mo. USD LIBOR + 0.53%)(a)	3.165	05/17/2021	4,997,043
12,000,000	American Express Co. (3 mo. USD LIBOR + 0.60%)(a)	3.333	11/05/2021	12,028,764
2,250,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.76%)(a)	3.378	05/12/2020	2,258,060
4,100,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.45%)(a)	3.201	10/30/2020	4,074,248

				33,539,949

	Electric - 1.5%
10,000,000	Exelon Generation Co. LLC	4.000	10/01/2020	10,103,237
7,000,000	NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 0.32%)(a)	3.053	09/03/2019	6,983,121
7,200,000	NextEra Energy Capital Holdings, Inc., Series H	3.342	09/01/2020	7,238,540
5,680,000	Progress Energy, Inc.	4.875	12/01/2019	5,771,820

				30,096,718

	Environmental Control - 0.3%
5,893,000	Waste Management, Inc.	4.750	06/30/2020	6,029,700

	Food - 1.8%
8,100,000	General Mills, Inc. (3 mo. USD LIBOR + 0.54%)(a)	3.319	04/16/2021	8,040,209
8,350,000	Kraft Heinz Foods Co. (3 mo. USD LIBOR + 0.57%)(a)	3.188	02/10/2021	8,281,948
10,000,000	Mondelez International Holdings Netherlands BV(b)	1.625	10/28/2019	9,899,207
10,000,000	Tyson Foods, Inc.	2.650	08/15/2019	9,984,911

				36,206,275

	Healthcare-Products - 0.2%
4,450,000	Zimmer Biomet Holdings, Inc. (3 mo. USD LIBOR + 0.75%)(a)	3.554	03/19/2021	4,434,285

	Healthcare-Services - 0.5%
9,685,000	UnitedHealth Group, Inc.	2.700	07/15/2020	9,686,662

	Insurance - 3.5%
3,050,000	Assurant, Inc. (3 mo. USD LIBOR + 1.25%)(a)	4.072	03/26/2021	3,049,339
6,000,000	Marsh & McLennan Cos., Inc. (3 mo. USD LIBOR + 1.20%)(a)	3.908	12/29/2021	6,010,245
11,100,000	Metropolitan Life Global Funding I (3 mo. USD LIBOR + 0.23%)(a)(b)	3.034	01/08/2021	11,079,011
5,402,000	Metropolitan Life Global Funding I, MTN (SOFR + 0.57%)(a)(b)	3.150	09/07/2020	5,393,773
6,794,000	Metropolitan Life Global Funding I, MTN(b)	2.500	12/03/2020	6,735,993

Schedule of Investments

$12,000,000	New York Life Global Funding(b)	1.950%	09/28/2020	$11,829,561
3,500,000	New York Life Global Funding(b)	2.950	01/28/2021	3,506,795
3,500,000	New York Life Global Funding (3 mo. USD LIBOR + 0.28%)(a)(b)	3.001	01/28/2021	3,499,663
6,665,000	New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(a)(b)	2.912	08/06/2021	6,657,553
4,560,000	Pricoa Global Funding I(b)	1.450	09/13/2019	4,516,203
7,500,000	Principal Life Global Funding II (3 mo. USD LIBOR + 0.30%)(a)(b)	3.122	06/26/2020	7,471,046
3,470,000	Principal Life Global Funding II(b)	2.625	11/19/2020	3,451,218

				73,200,400

	Lodging - 0.3%
6,667,000	Marriott International, Inc., Series Y (3 mo. USD LIBOR + 0.60%)(a)	3.229	12/01/2020	6,653,465

	Machinery-Diversified - 0.8%
6,667,000	John Deere Capital Corp., GMTN (3 mo. USD LIBOR + 0.18%)(a)	2.975	01/07/2020	6,672,765
10,000,000	John Deere Capital Corp., MTN (3 mo. USD LIBOR + 0.29%)(a)	3.114	06/22/2020	10,021,536

				16,694,301

	Media - 1.8%
6,341,000	CBS Corp.	2.300	08/15/2019	6,319,588
20,000,000	Comcast Corp. (3 mo. USD LIBOR + 0.44%)(a)	3.237	10/01/2021	20,023,420
11,650,000	Discovery Communications LLC (3 mo. USD LIBOR + 0.71%)(a)	3.502	09/20/2019	11,656,621

				37,999,629

	Miscellaneous Manufacturing - 0.2%
5,000,000	Siemens Financieringsmaatschappij NV (Germany) (3 mo. USD LIBOR + 0.34%)(a)(b)	3.128	03/16/2020	5,004,317

	Oil & Gas - 1.5%
12,735,000	Chevron Corp.	1.991	03/03/2020	12,645,738
10,000,000	EOG Resources, Inc.	4.400	06/01/2020	10,151,362
5,900,000	EQT Corp. (3 mo. USD LIBOR + 0.77%)(a)	3.567	10/01/2020	5,803,451
1,900,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(a)	3.289	02/26/2021	1,896,224

				30,496,775

	Packaging & Containers - 0.1%
2,800,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (3 mo. USD LIBOR + 3.50%)(a)(b)	6.287	07/15/2021	2,814,000

	Pharmaceuticals - 4.1%
13,183,000	AbbVie, Inc.	2.500	05/14/2020	13,108,490
2,600,000	Allergan Funding SCS (3 mo. USD LIBOR + 1.26%)(a)	4.031	03/12/2020	2,620,401
13,606,000	Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(a)(b)	3.452	06/25/2021	13,467,417
15,000,000	Cigna Corp.(b)	3.200	09/17/2020	15,027,170
3,450,000	CVS Health Corp. (3 mo. USD LIBOR + 0.63%)(a)	3.397	03/09/2020	3,457,707
5,000,000	CVS Health Corp.	3.125	03/09/2020	5,005,600
3,250,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.487	03/09/2021	3,256,703
10,700,000	Express Scripts Holding Co. (3 mo. USD LIBOR + 0.75%)(a)	3.457	11/30/2020	10,700,144
6,757,000	GlaxoSmithKline Capital PLC (United Kingdom) (3 mo. USD LIBOR + 0.35%)(a)	2.964	05/14/2021	6,737,177
12,000,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/2019	11,908,503

				85,289,312

	Pipelines - 0.6%
12,500,000	Enterprise Products Operating LLC	5.250	01/31/2020	12,767,869

	REITs - 0.3%
5,350,000	AvalonBay Communities, Inc., MTN (3 mo. USD LIBOR + 0.43%)(a)	3.217	01/15/2021	5,313,696

	Retail - 0.5%
10,652,000	McDonald’s Corp., MTN (3 mo. USD LIBOR + 0.43%)(a)	3.195	10/28/2021	10,597,887

	Semiconductors - 0.1%
1,155,000	Intel Corp. (3 mo. USD LIBOR + 0.08%)(a)	2.698	05/11/2020	1,155,262

	Telecommunications - 2.1%
9,500,000	AT&T, Inc. (3 mo. USD LIBOR + 0.93%)(a)	3.733	06/30/2020	9,580,302
3,727,000	AT&T, Inc. (3 mo. USD LIBOR + 0.95%)(a)	3.737	07/15/2021	3,743,528
9,500,000	Deutsche Telekom International Finance BV (Germany) (3 mo. USD LIBOR + 0.58%)(a)(b)	3.353	01/17/2020	9,514,477
19,950,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 0.55%)(a)	3.203	05/22/2020	20,018,849

				42,857,156

	Trucking & Leasing - 0.5%
9,574,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(a)(b)	3.688	06/01/2021	9,525,674
1,775,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.67%)(a)(b)	3.421	07/30/2021	1,763,329

				11,289,003

	Total Corporate Bonds and Notes (Cost $986,246,239)			$986,623,280

Schedule of Investments

	Asset-Backed Securities - 9.9%
$1,800,000	ABPCI Direct Lending Fund CLO I LLC, Class A1, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.78%)(a)(b)	4.541%	07/20/2029	$1,796,046
366,766	Accredited Mortgage Loan Trust, Class A3, Series 2007-1 (1 mo. USD LIBOR + 0.13%)(a)	2.640	02/25/2037	367,049
2,000,000	ACIS CLO Ltd., Class A1, Series 2015-6A (Cayman Islands) (3 mo. USD LIBOR + 1.59%)(a)(b)	4.326	05/01/2027	2,001,537
8,977,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2016-2	2.870	11/08/2021	8,960,410
5,437,681	Avery Point V CLO Ltd., Class AR, Series 2017-5A (Cayman Islands) (3 mo. USD LIBOR + 0.98%)(a)(b)	3.753	07/17/2026	5,427,191
9,000,000	Avery Point VI CLO Ltd., Class AR, Series 2018-6A (Cayman Islands) (3 mo. USD LIBOR + 1.05%)(a)(b)	3.632	08/05/2027	8,969,358
12,696,000	Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2014-1A(b)	2.460	07/20/2020	12,677,291
2,275,669	Bear Stearns Asset Backed Securities I Trust, Class 2A, Series 2006-HE9 (1 mo. USD LIBOR + 0.14%)(a)	2.650	11/25/2036	2,209,141
6,723,000	Carmax Auto Owner Trust, Class A3, Series 2017-2	1.930	03/15/2022	6,669,567
6,500,000	Chesapeake Funding II LLC, Class A1, Series 2018-3A(b)	3.390	01/15/2031	6,546,125
2,138,581	CIT Mortgage Loan Trust, Class 1A, Series 2007-1 (1 mo. USD LIBOR + 1.35%)(a)(b)	3.856	10/25/2037	2,158,661
456,884	Countrywide Asset-Backed Certificates, Class M1, Series 2004-SD2 (1 mo. USD LIBOR + 0.62%)(a)(b)	3.130	06/25/2033	454,268
2,163,249	Countrywide Asset-Backed Certificates, Class 1A1, Series 2006-6 (1 mo. USD LIBOR + 0.17%)(a)	2.680	09/25/2036	2,133,383
2,000,000	Crown Point CLO III Ltd., Class A2R, Series 2017-3A (Cayman Islands) (3 mo. USD LIBOR + 1.45%)(a)(b)	4.237	12/31/2027	1,969,574
2,497,043	CWABS, Inc. Asset-Backed Certificates Trust, Class M1, Series 2004-4 (1 mo. USD LIBOR + 0.72%)(a)	3.230	07/25/2034	2,504,523
10,000,000	Dryden 75 CLO Ltd., Class A, Series 2019-75A (Cayman Islands) (3 mo. USD LIBOR + 1.18%)(a)(b)	3.715	01/15/2029	10,000,000
2,000,000	Fortress Credit Opportunities IX CLO Ltd., Class A1T, Series 2017-9A (Cayman Islands) (3 mo. USD LIBOR + 1.55%)(a)(b)	4.166	11/15/2029	1,987,266
1,500,000	Fortress Credit Opportunities VII CLO Ltd., Class A1T, Series 2016-7A (Cayman Islands) (3 mo. USD LIBOR + 2.05%)(a)(b)	4.838	12/15/2028	1,498,691
14,500,000	Golden Credit Card Trust, Class A, Series 2019-1A (Canada) (1 mo. USD LIBOR + 0.45%)(a)(b)	2.950	12/15/2022	14,531,726
1,000,000	Golub Capital BDC CLO LLC, Class BR, Series 2018-1A (3 mo. USD LIBOR + 1.40%)(a)(b)	4.171	04/25/2026	997,851
4,800,000	Golub Capital Partners CLO Ltd., Class A1R, Series 2017-16A (Cayman Islands) (3 mo. USD LIBOR + 1.70%)(a)(b)	4.190	07/25/2029	4,795,025
5,000,000	Golub Capital Partners CLO Ltd., Class A, Series 2018-36A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	3.882	02/05/2031	4,881,909
10,000,000	Golub Capital Partners CLO Ltd., Class A1, Series 2018-39A (Cayman Islands) (3 mo. USD LIBOR + 1.15%)(a)(b)	3.610	10/20/2028	9,943,061
1,129,495	GSAMP Trust, Class M1, Series 2005-HE6 (1 mo. USD LIBOR + 0.44%)(a)	2.950	11/25/2035	1,132,680
1,000,000	Halcyon Loan Advisors Funding Ltd., Class B, Series 2012-1A (Cayman Islands) (3 mo. USD LIBOR + 3.00%)(a)(b)	5.616	08/15/2023	1,000,359
19,000,000	Hertz Vehicle Financing II LP, Class A, Series 2015-1A(b)	2.730	03/25/2021	18,898,992
2,500,000	HSI Asset Securitization Corp. Trust, Class M2, Series 2006-OPT2 (1 mo. USD LIBOR + 0.39%)(a)	2.900	01/25/2036	2,470,504
5,500,000	Hunt CRE Ltd., Class A, Series 2017-FL1 (Cayman Islands) (1 mo. USD LIBOR + 1.00%)(a)(b)	3.509	08/15/2034	5,472,535
2,000,000	KKR CLO Ltd., Class A, Series 2018-21 (Cayman Islands) (3 mo. USD LIBOR + 1.00%)(a)(b)	3.787	04/15/2031	1,967,065
2,899,025	Nationstar Home Equity Loan Trust, Class 1AV1, Series 2007-B (1 mo. USD LIBOR + 0.22%)(a)	2.730	04/25/2037	2,856,464
2,500,000	Newstar Commercial Loan Funding LLC, Class BN, Series 2017-1A (3 mo. USD LIBOR + 2.50%)(a)(b)	5.292	03/20/2027	2,498,553
10,000,000	NextGear Floorplan Master Owner Trust, Class A1, Series 2017-1A (1 mo. USD LIBOR + 0.85%)(a)(b)	3.359	04/18/2022	10,054,749
7,500,000	NXT Capital CLO LLC, Class A, Series 2017-1A (3 mo. USD LIBOR + 1.70%)(a)(b)	4.461	04/20/2029	7,506,609
6,750,000	OCP CLO Ltd., Class A1RR, Series 2018-7A (Cayman Islands) (3 mo. USD LIBOR + 1.12%)(a)(b)	3.881	07/20/2029	6,725,716
4,679,067	Raspro Trust, Class B, Series 2005-1A (3 mo. USD LIBOR + 0.93%)(a)(b)	3.686	03/23/2024	4,468,509
2,000,000	Recette CLO Ltd., Class BR, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	4.061	10/20/2027	1,958,735
2,500,000	Sudbury Mill CLO Ltd., Class B1R, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.65%)(a)(b)	4.423	01/17/2026	2,495,920

Schedule of Investments

$	11,000,000	TICP CLO II-2 Ltd., Class A1, Series 2018-IIA (Cayman Islands) (3 mo. USD LIBOR + 0.84%)(a)(b)	3.601	04/20/2028	$10,895,803
	5,500,000	Venture XII CLO Ltd., Class ARR, Series 2018-12A (Cayman Islands) (3 mo. USD LIBOR + 0.80%)(a)(b)	3.507	02/28/2026	5,475,250
	1,500,000	Venture XVI CLO Ltd., Class ARR, Series 2018-16A (Cayman Islands) (3 mo. USD LIBOR + 0.85%)(a)(b)	3.637	01/15/2028	1,487,475
	3,600,000	Woodmont Trust, Class A, Series 2017-2A (3 mo. USD LIBOR + 1.80%)(a)(b)	4.580	07/18/2028	3,600,180

		Total Asset-Backed Securities (Cost $204,462,157)			204,445,751

		Sovereign Debt Obligations - 1.8%
		Japan - 1.8%
JPY	3,000,000,000	Japan Government Two Year Bond, Series 373(c)	0.100%	02/15/2019	27,568,189
JPY	1,100,000,000	Japan Treasury Discount Bill, Series 740(c)(d)	0.000	02/20/2019	10,108,063

		Total Sovereign Debt Obligations (Cost $36,392,799)			37,676,252

		Collateralized Mortgage Obligations - 1.1%
$	12,250,000	Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-1(b)(e)	3.920%	11/25/2048	12,321,484
	3,800,000	COLT 2019-1 Mortgage Loan Trust, Class A1, Series 2019-1(b)(e)	3.705	03/25/2049	3,807,076
	264,309	CSMC, Class 27A1, Series 2014-2R (1 mo. USD LIBOR + 0.20%)(a)(b)	2.706	02/27/2046	255,552
	5,628,400	FirstKey Master Funding Ltd., Class A6, Series 2017-R1 (Cayman Islands) (1 mo. USD LIBOR + 0.22%)(a)(b)	2.740	11/03/2041	5,603,635
	1,253,426	New Residential Mortgage Loan Trust, Class A1, Series 2017-5A (1 mo. USD LIBOR + 1.50%)(a)(b)	4.010	06/25/2057	1,280,131

		Total Collateralized Mortgage Obligations (Cost $23,030,367)			23,267,878

		Commercial Mortgage-Backed Securities - 1.1%
	3,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)(a)(b)	3.319%	06/11/2032	2,985,416
	12,200,000	GS Mortgage Securities Corp. Trust, Class A, Series 2017-STAY (1 mo. USD LIBOR + 0.85%)(a)(b)	3.359	07/15/2032	12,156,291
	3,374,881	Ladder Capital Commercial Mortgage Trust, Class A, Series 2017-FL1 (1 mo. USD LIBOR + 0.88%)(a)(b)	3.388	09/15/2034	3,376,693
	2,000,000	PFP Ltd., Class B, Series 2017-3 (Cayman Islands) (1 mo. USD LIBOR + 1.75%)(a)(b)	4.259	01/14/2035	2,003,970
	744,671	Resource Capital Corp. Ltd., Class A, Series 2017-CRE5 (Cayman Islands) (1 mo. USD LIBOR + 0.80%)(a)(b)	3.308	07/15/2034	737,703
	1,672,803	TPG Real Estate Finance Issuer Ltd., Class A, Series 2018-FL1 (Cayman Islands) (1 mo. USD LIBOR + 0.75%)(a)(b)	3.258	02/15/2035	1,660,453

		Total Commercial Mortgage-Backed Securities (Cost $23,013,145)			22,920,526

		Variable Rate Senior Loan Interests - 0.3%(f)(g)
		Commercial Services - 0.1%
	2,076,339	Fly Funding II Sarl, Term Loan (Luxembourg) (3 mo. USD LIBOR + 2.00%)(a)	4.340%	02/09/2023	2,043,896

		Retail - 0.1%
	1,130,395	Smart & Final Stores LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(a)	5.999	11/15/2022	1,051,973

		Software - 0.1%
	2,484,625	First Data Corp., Term Loan (1 mo. USD LIBOR + 2.00%)(a)	4.519	04/26/2024	2,478,128

		Total Variable Rate Senior Loan Interests (Cost $5,656,573)			5,573,997

		Commercial Paper - 33.6%
	5,000,000	AT&T, Inc.(h)	3.100%	03/15/2019	4,982,758
	6,000,000	AT&T, Inc.(h)	2.900	05/28/2019	5,939,219
	4,500,000	Abbvie, Inc.(h)	2.710	02/04/2019	4,498,689
	8,000,000	Anheuser-Busch InBev Worldwide, Inc.(h)	2.870	05/23/2019	7,928,494
	8,500,000	AstraZeneca PLC(h)	2.910	05/21/2019	8,425,668
	15,000,000	Banco Santander SA(h)	2.960	09/03/2019	14,741,821
	12,000,000	Bell Canada, Inc.(h)	2.750	02/06/2019	11,994,724
	10,000,000	Bell Canada, Inc.(h)	3.100	04/03/2019	9,951,606
	8,600,000	Boston Scientific Corp.(h)	3.000	03/25/2019	8,563,055
	16,700,000	Cigna Corp.(h)	2.970	03/28/2019	16,622,924
	14,000,000	Canadian Natural Resources Ltd.(h)	2.800	02/25/2019	13,971,689
	5,000,000	Catholic Health Initiatives(h)	3.050	02/04/2019	4,998,682
	17,000,000	Catholic Health Initiatives(h)	3.500	04/02/2019	16,926,344
	3,000,000	Catholic Health Initiatives(h)	3.500	04/12/2019	2,984,729
	2,500,000	Cigna Corp.(h)	3.050	02/05/2019	2,499,087

Schedule of Investments

$14,000,000	Coca-Cola Co. (The)(h)	2.900%	12/11/2019	$13,648,198
21,000,000	Constellation Brands, Inc.(h)	2.970	03/04/2019	20,942,525
5,000,000	Crown Point Capital Co. LLC(b)	2.970	04/30/2019	5,002,760
17,150,000	Duke Energy Corp.(h)	2.660	02/04/2019	17,144,811
8,000,000	Eni Finance USA, Inc.(h)	3.000	02/01/2019	7,999,419
7,000,000	Eni Finance USA, Inc.(h)	2.900	04/23/2019	6,954,463
8,000,000	Enable Midstream Partners LP(h)	3.350	02/14/2019	7,990,520
5,000,000	Enable Midstream Partners LP(h)	3.250	02/15/2019	4,993,635
13,000,000	Enbridge US, Inc.(h)	3.230	02/06/2019	12,994,068
13,819,000	Entergy Corp.(h)	2.950	02/05/2019	13,813,923
10,000,000	Entergy Corp.(h)	2.750	02/06/2019	9,995,583
13,000,000	FedEx Corp.(h)	2.850	02/06/2019	12,994,068
10,000,000	Fidelity National Information Services, Inc.(h)	2.770	02/11/2019	9,991,521
6,000,000	Fidelity National Information Services, Inc.(h)	2.850	02/12/2019	5,994,440
10,000,000	Fidelity National Information Services, Inc.(h)	2.850	03/07/2019	9,972,068
10,000,000	Ford Motor Credit Co. LLC(h)	3.020	04/08/2019	9,940,556
5,000,000	Ford Motor Credit Co. LLC(h)	3.020	04/12/2019	4,968,444
17,000,000	Glencore Funding LLC(h)	3.000	02/11/2019	16,985,871
10,000,000	Glencore Funding LLC(h)	3.000	02/15/2019	9,988,604
15,000,000	Harley-Davidson Financial Services, Inc.(h)	2.900	03/19/2019	14,943,483
10,000,000	Humana, Inc.(h)	2.940	02/19/2019	9,984,716
12,000,000	Humana, Inc.(h)	2.880	02/21/2019	11,979,693
15,000,000	Industrial & Commercial Bank of China, Ltd.(h)	3.120	06/28/2019	14,824,682
15,000,000	JP Morgan Securities LLC(h)	2.950	09/27/2019	14,709,814
5,000,000	Marriott International, Inc.(h)	2.700	02/07/2019	4,997,331
13,000,000	Marriott International, Inc.(h)	3.050	02/25/2019	12,974,433
10,000,000	Mondelez International Holdings Netherlands BV(h)	3.020	03/01/2019	9,977,106
7,000,000	National Australia Bank Ltd. (1 mo. USD LIBOR + 0.17)(a)(b)	2.651	05/17/2019	7,000,805
7,600,000	NextEra Energy Capital Holdings, Inc.(h)	3.000	02/05/2019	7,597,118
2,800,000	Nissan Motor Acceptance Corp.(h)	2.900	04/02/2019	2,787,963
19,900,000	Northrop Grumman Corp.(h)	2.950	05/01/2019	19,746,521
18,400,000	Rogers Communications, Inc.(h)	2.830	02/05/2019	18,393,023
5,000,000	Royal Caribbean Cruises Ltd.(h)	3.150	02/04/2019	4,998,478
5,000,000	Royal Caribbean Cruises Ltd.(h)	3.150	02/15/2019	4,994,177
2,400,000	Royal Caribbean Cruises Ltd.(h)	3.020	02/28/2019	2,394,674
10,000,000	Royal Caribbean Cruises Ltd.(h)	3.020	03/08/2019	9,971,250
17,000,000	Salisbury Receivables Co. LLC(h)	2.950	10/18/2019	16,634,874
12,400,000	Schlumberger Holdings Corp.(h)	2.970	03/14/2019	12,359,450
15,000,000	Sheffield Receivables Co. LLC(h)	2.960	06/24/2019	14,830,980
8,000,000	Sherwin-Williams Co. (The)(h)	2.800	02/12/2019	7,993,512
23,000,000	Smithfield Foods, Inc.(h)	3.300	03/04/2019	22,937,890
5,000,000	Societe Generale SA(h)	2.810	08/26/2019	4,921,944
15,000,000	Starbird Funding Corp.(h)	2.950	06/03/2019	14,854,245
15,000,000	Suncor Energy, Inc.(h)	3.130	04/03/2019	14,923,585
7,600,000	Suncor Energy, Inc.(h)	3.030	04/18/2019	7,551,591
10,000,000	VW Credit, Inc.(h)	2.900	02/06/2019	9,995,437
7,950,000	VW Credit, Inc.(h)	2.630	02/19/2019	7,938,185
6,100,000	VW Credit, Inc.(h)	3.100	05/13/2019	6,047,545
8,800,000	WGL Holdings, Inc.(h)	3.050	02/11/2019	8,792,807
6,600,000	Walgreens Boots Alliance, Inc.(h)	3.000	04/22/2019	6,555,702
13,000,000	Walgreens Boots Alliance, Inc.(h)	3.270	07/15/2019	12,814,398
3,400,000	Walgreens Boots Alliance, Inc.(h)	3.270	07/22/2019	3,349,317
15,000,000	White Plains Capital Co. LLC(h)	3.050	05/22/2019	14,860,556

	Total Commercial Paper (Cost $696,909,255)			696,982,251

	Certificate of Deposit - 0.3%
5,000,000	Bank of Nova Scotia (The), Series YCD (Canada) (1 mo. USD LIBOR + 0.47%)(a) (Cost $5,001,042)	2.984%	04/03/2019	5,003,785

Repurchase Amount
	Repurchase Agreements - 2.9%(i)
	Repurchase Agreements - 2.9%
—	Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $172,150,002; 0%-6.666%; 07/25/2024-09/25/2064)(j)	3.337%	—	15,000,000

Schedule of Investments

$ 28,000,000	Nomura Securities International, joint term agreement dated 01/02/2019, aggregate maturing value of $53,000,000 (collateralized by domestic non-agency asset-backed securities valued at $58,300,001; 3.750%-8.080%; 06/25/2047-12/25/2057)(k)	3.344%	07/01/2019	$28,000,000
17,284,750	Wells Fargo Securities, LLC, term agreement dated 01/09/2019, maturing value of $17,284,750 (collateralized by a domestic non-agency asset-backed security and a domestic non-agency mortgage-backed security valued at $18,700,000; 2.630%-4.500%; 07/25/2037- 05/25/2058)	3.350	07/08/2019	17,000,000

	Total Repurchase Agreements (Cost $60,000,000)			60,000,000

Principal Amount
	U.S. Treasury Securities - 1.9%
	U.S. Treasury Bills - 1.9%
40,000,000	U.S. Treasury Bill(h)	2.531%	11/07/2019	39,241,017

	(Cost $39,213,344)
	Total Investments in Securities (Cost $2,079,924,921) - 100.5%			2,081,734,737
	Other assets less liabilities - (0.5)%			(9,831,025)

	Net Assets - 100.0%			$2,071,903,712

Investment Abbreviations:

BKNT - Bank Note

CLO - Collateralized Loan Obligation

GMTN - Global Medium-Term Note

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at January 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $513,195,863, which represented 24.77% of the Fund’s Net Assets.

(c)	Foreign denominated security. Principal amount denominated in currency indicated.
(d)	Security traded at a premium.
(e)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect January 31, 2019.

(f)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(g)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Principal amount equals value at period end.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount, and collateral are redetermined daily.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation
Settlement Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk
2/15/2019	JP Morgan	JPY	3,001,500,000	USD	26,932,785	$(676,870)
2/20/2019	Bank of America	JPY	1,100,000,000	USD	9,823,849	(298,289)

Total Forward Foreign Currency Contracts						$ (975,159)

Currency Abbreviations:

JPY - Japanese Yen

USD - U.S. Dollar

Schedule of Investments

Invesco Variable Rate Investment Grade ETF (VRIG)

January 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes - 42.7%
	Aerospace/Defense - 0.3%
$1,034,000	Spirit AeroSystems, Inc. (3 mo. USD LIBOR + 0.80%)(a)	3.588%	06/15/2021	$1,028,500

	Auto Manufacturers - 3.6%
2,000,000	Daimler Finance North America LLC (Germany) (3 mo. USD LIBOR + 0.55%)(a)(b)	3.288	05/04/2021	1,983,411
3,000,000	Fiat Chrysler Automobiles NV (United Kingdom)	4.500	04/15/2020	3,022,500
600,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 0.83%)(a)	3.448	08/12/2019	598,452
3,150,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 1.27%)(a)	4.083	03/28/2022	3,004,332
1,050,000	Ford Motor Credit Co. LLC, Series 1 (3 mo. USD LIBOR + 0.83%)(a)	3.606	03/12/2019	1,050,194
2,250,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.31%)(a)	4.113	06/30/2022	2,202,325
1,000,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 0.99%)(a)	3.785	01/05/2023	948,561
2,000,000	Volkswagen Group of America Finance LLC (Germany) (3 mo. USD LIBOR + 0.94%)(a)(b)	3.558	11/12/2021	1,998,206

				14,807,981

	Banks - 19.9%
964,000	ABN AMRO Bank NV, MTN (Netherlands) (3 mo. USD LIBOR + 0.57%)(a)(b)	3.261	08/27/2021	962,834
3,281,000	Bank of America Corp. (3 mo. USD LIBOR + 1.00%)(a)	3.779	04/24/2023	3,290,139
1,250,000	Bank of America Corp., GMTN (3 mo. USD LIBOR + 0.79%)(a)	3.541	03/05/2024	1,238,359
1,750,000	Bank of America Corp., Series V(c)	5.125		1,745,625
2,000,000	Barclays PLC (United Kingdom) (3 mo. USD LIBOR + 1.43%)(a)	4.046	02/15/2023	1,955,872
4,000,000	BPCE SA, MTN (France) (3 mo. USD LIBOR + 1.22%)(a)(b)	3.897	05/22/2022	3,999,876
3,750,000	Capital One NA, BKNT (3 mo. USD LIBOR + 1.15%)(a)	3.901	01/30/2023	3,743,925
1,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.95%)(a)	3.729	07/24/2023	1,493,531
4,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 1.43%)(a)	4.168	09/01/2023	4,566,764
4,250,000	Cooperatieve Rabobank UA (Netherlands)(b)(c)	11.000		4,398,750
1,750,000	Cooperatieve Rabobank UA (Netherlands) (3 mo. USD LIBOR + 0.43%)(a)	3.195	04/26/2021	1,751,940
1,500,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.36%)(a)	4.131	04/23/2021	1,521,089
2,500,000	Goldman Sachs Group, Inc. (The), GMTN (3 mo. USD LIBOR + 1.00%)(a)	3.779	07/24/2023	2,481,256
250,000	Goldman Sachs Group, Inc. (The), GMTN (3 mo. USD LIBOR + 1.75%)(a)	4.515	10/28/2027	251,091
2,143,000	HSBC Holdings PLC (United Kingdom) (3 mo. USD LIBOR + 0.65%)(a)	3.426	09/11/2021	2,141,961
3,500,000	ING Groep NV (Netherlands) (3 mo. USD LIBOR + 1.00%)(a)	3.797	10/02/2023	3,458,013
1,435,000	JPMorgan Chase & Co., Series I (3 mo. USD LIBOR + 3.47%)(a)(c)	6.221		1,438,671
2,500,000	JPMorgan Chase & Co., Series V(c)	5.000		2,493,750
1,923,000	KeyBank NA, BKNT (3 mo. USD LIBOR + 0.66%)(a)	3.396	02/01/2022	1,926,365
1,957,000	Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(a)	3.079	05/07/2021	1,946,498
4,000,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.88%)(a)	3.651	09/11/2022	4,001,231
2,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 1.40%)(a)	4.161	04/21/2021	2,544,452
2,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 0.93%)(a)	3.691	07/22/2022	2,507,984
2,000,000	National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.60%)(a)(b)	3.397	04/12/2023	1,986,936
2,987,000	Nordea Bank Abp (Finland) (3 mo. USD LIBOR + 0.94%)(a)(b)	3.647	08/30/2023	2,940,384
4,000,000	Royal Bank of Scotland Group PLC (United Kingdom) (3 mo. USD LIBOR + 1.47%)(a)	4.086	05/15/2023	3,925,181
3,316,000	Standard Chartered PLC (United Kingdom) (3 mo. USD LIBOR + 1.15%)(a)(b)	3.911	01/20/2023	3,287,277
3,500,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.74%)(a)	3.520	10/18/2022	3,484,145
1,500,000	U.S. Bank NA	3.000	02/04/2021	1,503,924
2,500,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 0.95%)(a)(b)	3.566	08/15/2023	2,474,502
1,100,000	USB Realty Corp. (3 mo. USD LIBOR + 1.15%)(a)(b)(c)	3.934		970,750
2,500,000	Wells Fargo & Co. (3 mo. USD LIBOR + 1.34%)(a)	4.076	03/04/2021	2,543,258
2,565,000	Wells Fargo & Co. (3 mo. USD LIBOR + 1.23%)(a)	3.974	10/31/2023	2,593,312
1,000,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(a)(c)	6.558		1,006,250

				82,575,895

	Beverages - 0.2%
966,000	Constellation Brands, Inc. (3 mo. USD LIBOR + 0.70%)(a)	3.209	11/15/2021	962,912

	Building Materials - 0.4%
750,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.60%)(a)	3.388	06/15/2020	747,728
1,000,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.65%)(a)	3.388	03/01/2021	994,023

				1,741,751

	Chemicals - 0.2%
1,000,000	DowDuPont, Inc. (3 mo. USD LIBOR + 0.71%)(a)	3.417	11/15/2020	1,005,517

Schedule of Investments

	Computers - 0.7%
$3,000,000	Dell International LLC/EMC Corp.(b)	5.875	06/15/2021	$3,056,434

	Diversified Financial Services - 1.0%
3,082,000	BOC Aviation Ltd., MTN (Singapore) (3 mo. USD LIBOR + 1.13%)(a)(b)	3.947	09/26/2023	3,079,593
1,000,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.471	01/30/2023	980,796

				4,060,389

	Electric - 0.6%
2,500,000	Mississippi Power Co. (3 mo. USD LIBOR + 0.65%)(a)	3.472	03/27/2020	2,499,048

	Food - 1.7%
3,000,000	Conagra Brands, Inc. (3 mo. USD LIBOR + 0.75%)(a)	3.511	10/22/2020	2,985,859
3,937,000	General Mills, Inc. (3 mo. USD LIBOR + 1.01%)(a)	3.783	10/17/2023	3,917,927

				6,903,786

	Healthcare-Products - 1.0%
4,225,000	Becton, Dickinson and Co. (3 mo. USD LIBOR + 1.03%)(a)	3.769	06/06/2022	4,158,923

	Healthcare-Services - 1.0%
4,000,000	HCA, Inc.	6.500	02/15/2020	4,120,000

	Household Products/Wares - 0.7%
2,750,000	Reckitt Benckiser Treasury Services PLC (United Kingdom) (3 mo. USD LIBOR + 0.56%)(a)(b)	3.384	06/24/2022	2,714,878

	Insurance - 3.8%
5,300,000	Athene Global Funding (3 mo. USD LIBOR + 1.23%)(a)(b)	4.038	07/01/2022	5,305,072
1,000,000	Jackson National Life Global Funding (3 mo. USD LIBOR + 0.73%)(a)(b)	3.552	06/27/2022	1,002,204
4,500,000	MetLife, Inc., Series C(c)	5.250		4,522,500
899,000	Metropolitan Life Global Funding I, MTN (SOFR + 0.57%)(a)(b)	3.150	09/07/2020	897,631
4,000,000	Prudential Financial, Inc.	5.625	06/15/2043	4,105,000

				15,832,407

	Internet - 0.3%
1,143,000	Tencent Holdings Ltd., MTN (China) (3 mo. USD LIBOR + 0.61%)(a)(b)	3.366	01/19/2023	1,132,703

	Oil & Gas - 0.4%
1,500,000	ConocoPhillips Co. (3 mo. USD LIBOR + 0.90%)(a)	3.516	05/15/2022	1,517,805
340,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(a)	3.289	02/26/2021	339,324

				1,857,129

	Pharmaceuticals - 2.5%
3,395,000	Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(a)(b)	3.452	06/25/2021	3,360,420
4,000,000	Cardinal Health, Inc. (3 mo. USD LIBOR + 0.77%)(a)	3.558	06/15/2022	3,972,219
2,343,000	Cigna Corp. (3 mo. USD LIBOR + 0.89%)(a)(b)	3.677	07/15/2023	2,314,170
839,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.487	03/09/2021	840,730

				10,487,539

	Pipelines - 1.1%
1,000,000	Plains All American Pipeline LP, Series B(c)	6.125		900,000
4,300,000	TransCanada PipeLines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(a)	4.826	05/15/2067	3,681,875

				4,581,875

	Semiconductors - 0.4%
1,500,000	QUALCOMM, Inc. (3 mo. USD LIBOR + 0.73%)(a)	3.481	01/30/2023	1,487,531

	Telecommunications - 2.5%
2,669,000	AT&T, Inc. (3 mo. USD LIBOR + 0.89%)(a)	3.504	02/15/2023	2,626,645
3,832,000	AT&T, Inc. (3 mo. USD LIBOR + 1.18%)(a)	3.956	06/12/2024	3,796,693
2,250,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 1.00%)(a)	3.788	03/16/2022	2,273,706
1,627,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 1.10%)(a)	3.716	05/15/2025	1,616,566

				10,313,610

	Trucking & Leasing - 0.4%
1,777,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(a)(b)	3.688	06/01/2021	1,768,030

	Total Corporate Bonds and Notes (Cost $179,087,367)			177,096,838

	U.S. Agency Mortgage Credit Risk Transfer - 21.3%
	Structured Agency Credit Risk (STACR) - 18.4%(d)
4,839,730	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-DNA2 (1 mo. USD LIBOR + 1.20%)(a)	3.710%	10/25/2029	4,872,389
1,119,905	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-HQA1 (1 mo. USD LIBOR + 1.20%)(a)	3.710	08/25/2029	1,123,237

Schedule of Investments

$3,546,720	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN1 (1 mo. USD LIBOR + 2.20%)(a)	4.710	02/25/2024	$3,612,565
756,153	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN2 (1 mo. USD LIBOR + 1.65%)(a)	4.160	04/25/2024	762,971
31,980	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ1 (1 mo. USD LIBOR + 2.50%)(a)	5.010	08/25/2024	32,010
5,700,985	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2 (1 mo. USD LIBOR + 2.20%)(a)	4.710	09/25/2024	5,807,420
8,677,525	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-DNA3 (1 mo. USD LIBOR + 2.85%)(a)	5.360	04/25/2028	8,900,302
77,581	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ1 (1 mo. USD LIBOR + 2.20%)(a)	4.710	03/25/2025	77,648
7,660,119	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ2 (1 mo. USD LIBOR + 1.95%)(a)	4.460	05/25/2025	7,795,487
3,253,415	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA1 (1 mo. USD LIBOR + 2.65%)(a)	5.160	03/25/2028	3,298,082
4,312,839	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA2 (1 mo. USD LIBOR + 2.80%)(a)	5.310	05/25/2028	4,404,045
4,898,524	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1 (1 mo. USD LIBOR + 2.90%)(a)	5.406	07/25/2028	4,982,359
2,926,222	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA4 (1 mo. USD LIBOR + 1.30%)(a)	3.810	03/25/2029	2,936,659
1,549,483	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA1 (1 mo. USD LIBOR + 2.75%)(a)	5.260	09/25/2028	1,572,582
4,542,746	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA2 (1 mo. USD LIBOR + 2.25%)(a)	4.760	11/25/2028	4,616,927
9,500,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3 (1 mo. USD LIBOR + 1.35%)(a)	3.860	03/25/2029	9,585,848
6,630,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA4 (1 mo. USD LIBOR + 1.30%)(a)	3.810	04/25/2029	6,664,884
2,040,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M3, Series 2015-HQ1 (1 mo. USD LIBOR + 3.80%)(a)	6.310	03/25/2025	2,160,041
3,000,000	STACR Trust, Class M2, Series 2018-HRP2 (1 mo. USD LIBOR + 1.25%)(a)(b)	3.760	02/25/2047	3,007,359

				76,212,815

	Connecticut Avenue Securities (CAS) - 2.9%(e)
126,446	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C05 (1 mo. USD LIBOR + 1.35%)(a)	3.860	01/25/2029	126,593
3,782,970	Federal National Mortgage Association (FNMA), Class 2M1, Series 2017-C02 (1 mo. USD LIBOR + 1.15%)(a)	3.660	09/25/2029	3,795,592
3,749,006	Federal National Mortgage Association (FNMA), Class 2M2, Series 2014-C02 (1 mo. USD LIBOR + 2.60%)(a)	5.110	05/25/2024	3,900,906
4,255,202	Federal National Mortgage Association (FNMA), Class 2M2, Series 2014-C03 (1 mo. USD LIBOR + 2.90%)(a)	5.410	07/25/2024	4,468,102

				12,291,193

	Total U.S. Agency Mortgage Credit Risk Transfer (Cost $89,116,466)			88,504,008

	Commercial Mortgage-Backed Securities - 11.9%
1,000,000	BX Commercial Mortgage Trust 2018-BIOA, Class A, Series 2018-BIOA (1 mo. USD LIBOR + 0.67%)(a)(b)	3.180%	03/15/2037	987,260
1,500,000	BX Commercial Mortgage Trust 2018-BIOA, Class C, Series 2018-BIOA (1 mo. USD LIBOR + 1.12%)(a)(b)	3.630	03/15/2037	1,483,757
4,500,000	BX Trust 2018-GW, Class A, Series 2018-GW (1 mo. USD LIBOR + 0.80%)(a)(b)	3.309	05/15/2035	4,456,824
3,500,000	BX Trust 2018-MCSF, Class A, Series 2018-MCSF (1 mo. USD LIBOR + 0.58%)(a)(b)	3.086	04/15/2035	3,422,643
1,350,000	CGDBB Commercial Mortgage Trust, Class A, Series 2017-BIOC (1 mo. USD LIBOR + 0.79%)(a)(b)	3.299	07/15/2032	1,343,468
2,750,000	CGDBB Commercial Mortgage Trust, Class B, Series 2017-BIOC (1 mo. USD LIBOR + 0.97%)(a)(b)	3.479	07/15/2032	2,733,437
3,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)(a)(b)	3.319	06/11/2032	2,985,416
3,400,000	Cold Storage Trust, Class A, Series 2017-ICE3 (1 mo. USD LIBOR + 1.00%)(a)(b)	3.509	04/15/2036	3,390,676
147,568	Commercial Mortgage Trust, Class B, Series 2014-FL5 (1 mo. USD LIBOR + 2.15%)(a)(b)	3.842	10/15/2031	147,317
3,000,000	CSWF Trust, Class B, Series 2018-TOP (1 mo. USD LIBOR + 1.30%)(a)(b)	3.809	08/15/2035	2,990,570
2,000,000	DBGS Mortgage Trust, Class A, Series 2018-5BP (1 mo. USD LIBOR + 0.65%)(a)(b)	3.154	06/15/2033	1,965,156
3,000,000	DBGS Mortgage Trust, Class B, Series 2018-5BP (1 mo. USD LIBOR + 0.83%)(a)(b)	3.339	06/15/2033	2,937,408
1,402,418	DBGS Mortgage Trust, Class B, Series 2018-BIOD (1 mo. USD LIBOR + 0.89%)(a)(b)	3.397	05/15/2035	1,387,151
2,337,289	GPT Mortgage Trust, Class B, Series 2018-GPP (1 mo. USD LIBOR + 1.28%)(a)(b)	3.789	06/15/2035	2,322,467
3,500,000	GS Mortgage Securities Corp. Trust, Class B, Series 2018-CHLL (1 mo. USD LIBOR + 1.05%)(a)(b)	3.559	02/15/2037	3,453,212
800,000	Hospitality Mortgage Trust, Class B, Series 2017-HIT (1 mo. USD LIBOR + 1.18%)(a)(b)	3.701	05/08/2030	796,635

Schedule of Investments

$500,000	Hospitality Mortgage Trust, Class C, Series 2017-HIT (1 mo. USD LIBOR + 1.35%)(a)(b)	3.871%	05/08/2030	$497,685
3,000,000	Morgan Stanley Capital I Inc., Class A, Series 2017-JWDR (1 mo. USD LIBOR + 0.85%)(a)(b)	3.359	11/15/2034	2,982,076
1,000,000	Morgan Stanley Capital I Trust, Class B, Series 2017-CLS (1 mo. USD LIBOR + 0.85%)(a)(b)	3.359	11/15/2034	983,992
1,000,000	Rosslyn Portfolio Trust, Class B, Series 2017-ROSS (1 mo. USD LIBOR + 1.25%)(a)(b)	3.759	06/15/2033	998,866
978,255	Stonemont Portfolio Trust, Class A, Series 2017-MONT (1 mo. USD LIBOR + 0.85%)(a)(b)	3.353	08/20/2030	972,743
1,263,341	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL (1 mo. USD LIBOR + 0.75%)(a)(b)	3.263	11/11/2034	1,254,937
4,900,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2018-BXI (1 mo. USD LIBOR + 0.73%)(a)(b)	3.240	12/15/2036	4,817,177

	Total Commercial Mortgage-Backed Securities (Cost $49,765,148)			49,310,873

	U.S. Treasury Securities - 9.4%
5,000,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	2.437	10/31/2019	5,001,892
34,150,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	2.389	01/31/2020	34,144,118

	Total U.S. Treasury Securities (Cost $39,148,544)			39,146,010

	U.S. Government Sponsored Agency Mortgage-Backed Securities - 6.9%
	Collateralized Mortgage Obligations - 4.4%
404,098	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class JF, Series 2012-4091 (1 mo. USD LIBOR + 0.50%)(a)	3.009	06/15/2041	408,003
1,697,641	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2016-4547 (1 mo. USD LIBOR + 0.45%)(a)	2.799	09/15/2040	1,699,037
2,021,413	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2017-4683 (1 mo. USD LIBOR + 0.35%)(a)	2.699	09/15/2038	2,023,391
2,103,101	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2018-4770 (1 mo. USD LIBOR + 0.32%)(a)	2.669	08/15/2043	2,101,853
5,147,542	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F4, Series 2014-330 (1 mo. USD LIBOR + 0.35%)(a)	2.699	10/15/2037	5,161,538
1,524,283	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F2, Series 2016-350 (1 mo. USD LIBOR + 0.35%)(a)	2.699	09/15/2040	1,531,193
169,504	Federal National Mortgage Association (FNMA), REMICs, Class FJ, Series 2011-127 (1 mo. USD LIBOR + 0.35%)(a)	2.860	09/25/2041	169,496
2,137,476	Federal National Mortgage Association (FNMA), REMICs, Class FB, Series 2014-92 (1 mo. USD LIBOR + 0.32%)(a)	2.669	01/25/2045	2,135,644
510,437	Federal National Mortgage Association (FNMA), REMICs, Class FL, Series 2016-25 (1 mo. USD LIBOR + 0.50%)(a)	3.010	05/25/2046	512,591
697,501	Federal National Mortgage Association (FNMA), REMICs, Class FM, Series 2017-100 (1 mo. USD LIBOR + 0.32%)(a)	2.669	12/25/2047	696,975
1,921,691	Federal National Mortgage Association (FNMA), REMICs, Class AF, Series 2017-68 (1 mo. USD LIBOR + 0.30%)(a)	2.649	09/25/2047	1,920,246

				18,359,967

	Commercial Mortgage-Backed Securities - 0.7%
2,860,165	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, Class A, Series 2018-Q008 (1 mo. USD LIBOR + 0.39%)(a)	2.893	10/25/2045	2,853,255

	Federal Home Loan Mortgage Corp. (FHLMC) - 0.5%
420,873	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.55%)(a)	3.604	06/01/2037	438,738
902,892	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)(a)	4.333	11/01/2038	946,478
854,766	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)(a)	4.218	03/01/2043	885,368

				2,270,584

	Federal National Mortgage Corp. (FNMA) - 0.9%
60,822	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.64%)(a)	3.515	02/01/2035	60,746
157,698	Federal National Mortgage Association (FNMA) (6 mo. USD LIBOR + 1.57%)(a)	4.212	07/01/2035	163,176
1,655,877	Federal National Mortgage Association (FNMA) (1-Year Treasury Constant Maturity + 2.36%)(a)	4.550	07/01/2035	1,753,094
547,300	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.79%)(a)	4.557	10/01/2036	572,921
283,695	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.80%)(a)	3.922	03/01/2037	296,791
658,215	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.62%)(a)	3.795	11/01/2037	689,096

				3,535,824

	Government National Mortgage Association - 0.4%
1,695,113	Government National Mortgage Association (GNMA) (1-Year Treasury Constant Maturity + 1.50%)(a)	2.500	10/20/2047	1,686,329

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $28,737,994)			28,705,959

Schedule of Investments

	Asset-Backed Securities - 4.9%
$250,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2016-A2 (1 mo. USD LIBOR + 0.63%)(a)	3.139%	02/15/2024	$251,455
1,505,000	DT Auto Owner Trust, Class D, Series 2016-4A(b)	3.770	10/17/2022	1,508,079
913,662	Edsouth Indenture No. 9 LLC, Class A, Series 2015-1 (1 mo. USD LIBOR + 0.80%)(a)(b)	3.310	10/25/2056	914,615
320,000	Hertz Vehicle Financing II LP, Class B, Series 2017-1A(b)	3.560	10/25/2021	318,573
1,106,896	Home Equity Asset Trust, Class M2, Series 2004-5 (1 mo. USD LIBOR + 0.95%)(a)	3.455	11/25/2034	1,104,478
1,806,186	Home Partners of America Trust, Class A, Series 2017-1 (1 mo. USD LIBOR + 0.82%)(a)(b)	3.325	07/17/2034	1,794,475
1,760,000	Home Partners of America Trust, Class B, Series 2018-1 (1 mo. USD LIBOR + 1.10%)(a)(b)	3.608	07/17/2037	1,739,830
1,951,672	Invitation Homes Trust, Class A, Series 2017-SFR2 (1 mo. USD LIBOR + 0.85%)(a)(b)	3.358	12/17/2036	1,935,911
5,620,000	Invitation Homes Trust, Class C, Series 2017-SFR2 (1 mo. USD LIBOR + 1.45%)(a)(b)	3.958	12/17/2036	5,630,465
1,000,000	Invitation Homes Trust, Class B, Series 2018-SFR1 (1 mo. USD LIBOR + 0.95%)(a)(b)	3.458	03/17/2037	991,699
1,248,456	Pennsylvania Higher Education Assistance Agency, Class A2, Series 2009-2 (3 mo. USD LIBOR + 1.10%)(a)	3.871	01/25/2028	1,181,992
2,952,000	Westlake Automobile Receivables Trust, Class C, Series 2018-1A(b)	2.920	05/15/2023	2,931,050

	Total Asset-Backed Securities (Cost $20,397,539)			20,302,622

	Collateralized Mortgage Obligations - 2.2%
346,703	Adjustable Rate Mortgage Trust, Class 6A1, Series 2004-2(f)	4.486	02/25/2035	348,267
419,133	Bear Stearns Adjustable Rate Mortgage Trust, Class 6A, Series 2003-7(f)	4.501	10/25/2033	423,070
326,644	Bear Stearns Adjustable Rate Mortgage Trust, Class 4A1, Series 2003-8(f)	4.710	01/25/2034	330,908
310,535	Merrill Lynch Mortgage Investors Trust, Class A1, Series 2003-F (1 mo. USD LIBOR + 0.64%)(a)	3.150	10/25/2028	307,200
119,101	Merrill Lynch Mortgage Investors Trust, Class A5, Series 2005-A2(f)	4.293	02/25/2035	123,380
3,333,896	OBX Trust, Class 2A1, Series 2018-EXP1 (1 mo. USD LIBOR + 0.85%)(a)(b)	3.360	04/25/2048	3,328,790
3,583,633	OBX Trust, Class 2A2, Series 2018-EXP2 (1 mo. USD LIBOR + 0.95%)(a)(b)	3.460	11/25/2048	3,587,346
160,710	WaMu Mortgage Pass-Through Certificates Trust, Class A2, Series 2004-AR3(f)	3.952	06/25/2034	163,964
294,543	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2005-AR12(f)	4.700	05/25/2035	301,547

	Total Collateralized Mortgage Obligations (Cost $8,902,698)			8,914,472

Number of Shares
	Money Market Fund - 1.0%
3,947,941	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(g) (Cost $3,947,941)			3,947,941

	Total Investments in Securities (Cost $419,103,697) - 100.3%			415,928,723
	Other assets less liabilities - (0.3)%			(1,359,753)

	Net Assets - 100.0%			$414,568,970

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium-Term Note

SOFR - Secured Overnight Financing Rate

STRIPS - Separately Traded Registered Interest and Principal Securities

REMICs - Real Estate Mortgage Investment Conduits

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at January 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $126,633,126, which represented 30.55% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(e)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.

Schedule of Investments

(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect January 31, 2019.

(g)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Invesco Multi-Strategy Alternative ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,862,862	$—	$—	$2,862,862
Money Market Fund	3,415,450	—	—	3,415,450

Total Investments in Securities	$6,278,312	$—	$—	$6,278,312

Other Investments - Assets(a)
Forward Foreign Currency Contracts	$—	$30,168	$—	$30,168
Futures Contracts	4,570	—	—	4,570
Other Investments - Liabilities(a)
Forward Foreign Currency Contracts	—	(9,016)	—	(9,016)
Futures Contracts	(108,368)	—	—	(108,368)

Total Other Investments	(103,798)	21,152	—	(82,646)

Total Investments	$6,174,514	$21,152	$—	$6,195,666

Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,518,508	$—	$—	$24,518,508
Money Market Funds	4,825,035	—	—	4,825,035

Total Investments in Securities	$29,343,543	$—	$—	$29,343,543

Other Investments - Assets(a)
Futures Contracts	$244,032	$—	$—	$244,032
Other Investments - Liabilities(a)
Futures Contracts	(38,256)	—	—	(38,256)

Total Other Investments	205,776	—	—	205,776

Total Investments	$29,549,319	$—	$—	$29,549,319

Invesco Total Return Bond ETF
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$19,965,360	$—	$19,965,360
Corporate Bonds and Notes	—	14,654,605	—	14,654,605
Asset-Backed Securities	—	4,385,062	—	4,385,062
U.S. Government Sponsored Agency Securities	—	2,592,120	—	2,592,120
Municipal Bonds	—	1,917,167	—	1,917,167
Variable Rate Senior Loan Interests	—	1,434,565	—	1,434,565
U.S. Treasury Securities	—	901,596	—	901,596
Commercial Mortgage-Backed Securities	—	623,814	—	623,814
Sovereign Debt Obligations	—	144,407	—	144,407
Preferred Stocks	341,065	—	—	341,065
Short-Term Investments	—	123,792	—	123,792
Purchased Call Options	19,200	—	—	19,200

Total Investments in Securities	$360,265	$46,742,488	$—	$47,102,753

Other Investments - Assets(a)
Futures Contracts	$209,997	$—	$—	$209,997
Other Investments - Liabilities(a)
Futures Contracts	(430,120)	—	—	(430,120)

Total Other Investments	(220,123)	—	—	(220,123)

Total Investments	$140,142	$46,742,488	$—	$46,882,630

Invesco Ultra Short Duration ETF
Investments in Securities
Corporate Bonds and Notes	$—	$986,623,280	$—	$986,623,280
Asset-Backed Securities	—	204,445,751	—	204,445,751
Sovereign Debt Obligations	—	37,676,252	—	37,676,252
Collateralized Mortgage Obligations	—	23,267,878	—	23,267,878
Commercial Mortgage-Backed Securities	—	22,920,526	—	22,920,526
Variable Rate Senior Loan Interests	—	5,573,997	—	5,573,997
Commercial Paper	—	696,982,251	—	696,982,251
Certificate of Deposit	—	5,003,785	—	5,003,785
Repurchase Agreements	—	60,000,000	—	60,000,000
U.S. Treasury Securities	—	39,241,017	—	39,241,017

Total Investments in Securities	$—	$2,081,734,737	$—	$2,081,734,737

Other Investments - Liabilities(a)
Forward Foreign Currency Contracts	—	(975,159)	—	(975,159)

Total Investments	$—	$2,080,759,578	$—	$2,080,759,578

Invesco Variable Rate Investment Grade ETF
Investments in Securities
Corporate Bonds and Notes	$—	$177,096,838	$—	$177,096,838
U.S. Agency Mortgage Credit Risk Transfer	—	88,504,008	—	88,504,008
Commercial Mortgage-Backed Securities	—	49,310,873	—	49,310,873
U.S. Treasury Securities	—	39,146,010	—	39,146,010
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	28,705,959	—	28,705,959
Asset-Backed Securities	—	20,302,622	—	20,302,622
Collateralized Mortgage Obligations	—	8,914,472	—	8,914,472
Money Market Fund	3,947,941	—	—	3,947,941

Total Investments	$3,947,941	$411,980,782	$—	$415,928,723

(a)	Unrealized appreciation (depreciation).

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:

	Value
	Invesco Multi-Strategy Alternative ETF				Invesco S&P 500® Downside Hedged ETF	Invesco Total Return Bond ETF			Invesco Ultra Short Duration ETF
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total	Equity Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk
Purchased options, at value - Exchange-Traded	$—	$—	$—	$—	$—	$19,200	$—	$19,200	$—
Unrealized appreciation on forward foreign currency contracts outstanding	30,168	—	—	30,168	—	—	—	—	—
Unrealized appreciation on futures contracts - Exchange-Traded(a)	—	4,570	—	4,570	244,032	—	209,997	209,997	—

Total Derivative Assets	30,168	4,570	—	34,738	244,032	19,200	209,997	229,197	—

Derivatives not subject to master netting agreements	—	(4,570)	—	(4,570)	(244,032)	(19,200)	(209,997)	(229,197)	—

Total Derivative Assets subject to master netting agreements	$30,168	$—	$—	$30,168	$—	$—	$—	$—	$—

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total	Equity Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk
Unrealized depreciation forward foreign currency contracts outstanding	$(9,016)	$—	$—	$(9,016)	$—	$—	$—	$—	$(975,159)
Unrealized depreciation on futures contracts - Exchange-Traded(a)	—	(69,743)	(38,625)	(108,368)	(38,256)	—	(430,120)	(430,120)	—

Total Derivative Liabilities	(9,016)	(69,743)	(38,625)	(117,384)	(38,256)	—	(430,120)	(430,120)	(975,159)

Derivatives not subject to master netting agreements	—	69,743	38,625	108,368	38,256	—	430,120	430,120	—

Total Derivative Liabilities subject to master netting agreements	$(9,016)	$—	$—	$(9,016)	$—	$—	$—	$—	$(975,159)

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2019

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	Invesco Multi-Strategy Alternative ETF				Invesco S&P 500® Downside Hedged ETF	Invesco Total Return Bond ETF			Invesco Ultra Short Duration ETF
	Currency Risk	Equity Risk	Interest Rate Risk	Total	Equity Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(25,671)	$—	$—	$(25,671)	$—	$—	$—	$—	$(33,827)
Futures contracts	—	150,067	(58,422)	91,645	(409,368)	—	58,630	58,630	—
Options Purchased	—	—	—	—	—	(27,469)	—	(27,469)	—
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	18,560	—	—	18,560	—	—	—	—	(1,002,742)
Futures contracts	—	(195,949)	(27,854)	(223,803)	(8,700)	—	(294,653)	(294,653)	—
Options Purchased	—	—	—	—	—	18,876	—	18,876	—

Total	$(7,111)	$(45,882)	$(86,276)	$(139,269)	$(418,068)	$(8,593)	$(236,023)	$(244,616)	$(1,036,569)

The table below summarizes the average notional value of open forward foreign currency contracts, open futures contracts, and options purchased outstanding during the period.

	Average Notional Value
	Invesco Multi- Strategy Alternative ETF	Invesco S&P 500® Downside Hedged ETF	Invesco Total Return Bond ETF	Invesco Ultra Short Duration ETF
Forward foreign currency contracts	$3,550	$—	$—	$14,122,533
Futures contracts	11,286,553	7,306,463	2,198,703	—
Options purchased	—	—	519,725	—

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Invesco Actively Managed Exchange-Traded Fund Trust

By (Signature and Title)        /s/ Daniel E. Draper

                                                Daniel E. Draper

                                                President

Date    3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Daniel E. Draper

                                                Daniel E. Draper

                                                President

Date    3/29/2019

By (Signature and Title)        /s/ Kelli Gallegos

                                                Kelli Gallegos

                                                Treasurer

Date    3/29/2019